UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22641

Franklin Alternative Strategies Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _5/31

Date of reporting period: 8/31/15

Item 1. Schedule of Investments.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited)

Franklin K2 Alternative Strategies Fund		Country	Shares	Value
Common Stocks and Other Equity Interests	41.1%
Aerospace & Defense 0.5%
Precision Castparts Corp.		United States	8,877	$2,043,929
[a,b]TransDigm Group Inc.		United States	13,478	3,097,649
				5,141,578
Air Freight & Logistics 0.3%
[a]FedEx Corp.		United States	17,488	2,633,868
Airlines 1.1%
[b]Air Canada, B		Canada	22,506	192,112
Alaska Air Group Inc.		United States	30,071	2,251,115
American Airlines Group Inc.		United States	25,678	1,000,928
[b,c,d]AMR Corp., Contingent Distribution		United States	3,268	—
[a,e]Delta Air Lines Inc.		United States	54,912	2,404,047
[b]Hawaiian Holdings Inc.		United States	27,521	623,626
[b]International Consolidated Airlines Group SA		United Kingdom	55,606	459,913
[b,e]United Continental Holdings Inc.		United States	53,184	3,029,893
[b,f]Wizz Air Holdings PLC, 144A		Switzerland	18,707	518,140
				10,479,774
Auto Components 0.1%
[b,f]Europcar Groupe SA, 144A		France	90,375	1,145,470
Automobiles 0.4%
[b]Peugeot SA		France	166,991	2,885,778
[a,b]Tesla Motors Inc.		United States	3,525	877,937
				3,763,715
Banks 0.3%
[b,f]Banca Sistema SpA, 144A		Italy	15,725	76,971
Bank of America Corp.		United States	5,775	94,363
[b]Signature Bank		United States	1,232	164,460
[a]Wells Fargo & Co.		United States	41,922	2,235,700
				2,571,494
Beverages 1.3%
[a]Anheuser-Busch InBev NV, ADR		Belgium	24,250	2,641,067
[a]Brown-Forman Corp., B		United States	18,278	1,793,072
[a]Constellation Brands Inc., A		United States	20,971	2,684,288
Davide Campari-Milano SpA		Italy	109,483	818,220
Diageo PLC, ADR		United Kingdom	2,995	318,578
Heineken NV		Netherlands	21,632	1,711,335
Molson Coors Brewing Co., B		United States	23,587	1,606,039
[b]Monster Beverage Corp.		United States	4,534	627,778
				12,200,377
Biotechnology 2.9%
[b]ACADIA Pharmaceuticals Inc.		United States	4,532	166,007
[b]Actelion Ltd.		Switzerland	4,314	589,094
[b]Adaptimmune Therapeutics PLC, ADR		United Kingdom	6,045	66,253
[b]Aduro Biotech Inc.		United States	1,258	24,355
[b]Affimed NV		Germany	14,395	145,102
[a,b]Agios Pharmaceuticals Inc.		United States	2,013	173,923
[b]Aimmune Therapeutics Inc.		United States	2,511	52,957
[a,b]Alexion Pharmaceuticals Inc.		United States	7,071	1,217,555
[a,b]Alnylam Pharmaceuticals Inc.		United States	12,371	1,273,100
Amgen Inc.		United States	3,840	582,835
[b]Amicus Therapeutics Inc.		United States	21,055	302,771
[b]Applied Genetic Technologies Corp.		United States	10,468	171,989
[b]Atara Biotherapeutics Inc.		United States	10,685	433,063
Baxalta Inc.		United States	15,396	541,169
[b]Bellicum Pharmaceuticals Inc.		United States	2,845	48,536
[b]BioCryst Pharmaceuticals Inc.		United States	13,945	162,320
[a,b]Biogen Idec Inc.		United States	4,387	1,304,255

Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statement of Investments.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Biotechnology (continued)
[a,b]BioMarin Pharmaceutical Inc.	United States	28,622	$3,699,107
[b]Bluebird Bio Inc.	United States	4,739	630,619
[b]Cara Therapeutics Inc.	United States	6,543	124,055
[a,b]Celgene Corp.	United States	13,861	1,636,707
[b]Chimerix Inc.	United States	9,077	444,228
[b]Coherus Biosciences Inc.	United States	5,373	148,295
[b]Conatus Pharmaceuticals Inc.	United States	8,127	31,939
[b]Concert Pharmaceuticals Inc.	United States	5,117	79,723
[b]DBV Technologies SA, ADR	France	6,244	243,703
[b]Dyax Corp.	United States	20,803	478,885
[b]Dynavax Technologies Corp.	United States	6,485	183,915
[b]EPIRUS Biopharmaceuticals Inc.	United States	25,538	128,967
[b]Epizyme Inc.	United States	3,160	63,200
[b]Exelixis Inc.	United States	76,830	457,138
[b]Fibrocell Science Inc.	United States	29,328	165,410
[b]Flexion Therapeutics Inc.	United States	5,289	127,518
[a]Gilead Sciences Inc.	United States	6,982	733,599
[b]Global Blood Therapeutics Inc.	United States	3,958	195,881
[b]Idera Pharmaceuticals Inc.	United States	27,351	82,600
[b]Immune Design Corp.	United States	2,496	39,786
[a,b]Incyte Corp. Ltd.	United States	27,762	3,225,667
[b]Inotek Pharmaceuticals Corp.	United States	18,047	222,519
[b]Insmed Inc.	United States	13,457	328,889
[a,b]Intercept Pharmaceuticals Inc.	United States	4,757	902,688
[b]Invitae Corp.	United States	413	4,217
[b]Kindred Biosciences Inc.	United States	23,759	140,653
[a,b]KYTHERA Biopharmaceuticals Inc.	United States	2,892	216,090
[b]MacroGenics Inc.	United States	2,959	77,970
[b]Medgenics Inc.	United States	10,583	83,712
[b]Natera Inc.	United States	7,923	125,342
[b]Neurocrine Biosciences Inc.	United States	9,822	455,544
[b]Nexvet Biopharma PLC	Ireland	3,961	17,666
[b]Nivalis Therapeutics Inc.	United States	2,545	37,004
[b]Otonomy Inc.	United States	14,371	325,791
[a,b]OvaScience Inc.	United States	24,202	470,487
[b]Portola Pharmaceuticals Inc.	United States	10,371	489,096
[b]Pronai Therapeutics Inc.	Canada	1,902	55,063
[b]ProQR Therapeutics NV	Netherlands	4,704	81,944
[b]Prothena Corp. PLC	Ireland	6,205	356,974
[b]Radius Health Inc.	United States	3,054	185,866
[b]Regeneron Pharmaceuticals Inc.	United States	1,789	918,651
[b]Retrophin Inc.	United States	8,887	243,682
[b]Seattle Genetics Inc.	United States	2,351	94,675
[b]Seres Therapeutics Inc.	United States	4,132	170,776
[a,b]Synta Pharmaceuticals Corp.	United States	76,634	153,268
[b]Tesaro Inc.	United States	4,249	218,739
[b]Ultragenyx Pharmaceutical Inc.	United States	8,948	998,776
[b]Verastem Inc.	United States	6,270	38,184
[a,b]Vertex Pharmaceuticals Inc.	United States	5,363	683,890
[b]Xencor Inc.	United States	8,005	134,244
[b]Zafgen Inc.	United States	2,488	90,862
			28,499,488
Building Products 0.1%
[a]Fortune Brands Home & Security Inc.	United States	25,538	1,221,993
Capital Markets 0.1%
The Goldman Sachs Group Inc.	United States	3,593	677,640
SEI Investments Co.	United States	13,264	670,893
			1,348,533

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Chemicals 1.7%
[a]Air Products & Chemicals Inc.	United States	23,056	$3,217,004
Akzo Nobel NV	Netherlands	25,892	1,753,154
LyondellBasell Industries NV, A	United States	14,611	1,247,487
[a]The Sherwin-Williams Co.	United States	15,625	3,997,031
[a,b]WR Grace & Co.	United States	62,786	6,212,047
			16,426,723
Commercial Services & Supplies 0.2%
[b]Atento SA	Spain	49,055	543,529
Edenred	France	29,201	619,475
[b]Metalico Inc.	United States	128,489	74,010
Spotless Group Holdings Ltd.	Australia	129,934	184,010
Tyco International Ltd.	United States	6,620	240,240
West Corp.	United States	12,710	309,361
			1,970,625
Communications Equipment 0.7%
[b]Alcatel-Lucent	France	31,275	105,075
[b]Arista Networks Inc.	United States	7,325	547,837
[a,b]Ciena Corp.	United States	37,340	834,922
[a]Cisco Systems Inc.	United States	67,110	1,736,807
[b]NetScout Systems Inc.	United States	7,400	270,470
Nokia Corp., ADR	Finland	49,914	311,463
Nokia OYJ, A	Finland	130,347	816,177
QUALCOMM Inc.	United States	30,195	1,708,433
[b]Radware Ltd.	Israel	18,115	337,120
[b]Sandvine Corp.	Canada	36,321	88,898
			6,757,202
Construction & Engineering 0.0%†
[b]SPIE SA	France	9,092	173,596
Construction Materials 1.0%
Buzzi Unicem SpA	Italy	112,117	1,911,078
[a,b]Cemex SAB de CV, ADR	Mexico	23,213	182,454
[a]Eagle Materials Inc.	United States	29,843	2,442,053
Italcementi SpA	Italy	44,158	494,031
[a]Martin Marietta Materials Inc.	United States	19,233	3,227,297
[a,b]Summit Materials Inc., A	United States	67,216	1,576,887
			9,833,800
Diversified Financial Services 0.5%
[b]Element Financial Corp.	Canada	14,913	213,334
[a]Moody's Corp.	United States	33,079	3,384,313
[a]MSCI Inc.	United States	14,155	856,661
Voya Financial Inc.	United States	2,926	126,052
			4,580,360
Diversified Telecommunication Services 0.1%
[b,f]Infrastrutture Wireless Italiane SpA, 144A	Italy	9,706	44,917
Swisscom AG	Switzerland	2,075	1,121,593
[b,e]Telecom Italia SpA	Italy	24,847	30,196
Telecom Italia SpA, RSP	Italy	137,677	138,040
			1,334,746
Electrical Equipment 0.0%†
[b]SolarCity Corp.	United States	1,204	58,129
Electronic Equipment, Instruments & Components 0.0%†
TE Connectivity Ltd.	United States	7,950	471,356
Energy Equipment & Services 0.5%
[a]Baker Hughes Inc.	United States	58,168	3,257,408
[b]Cameron International Corp.	United States	19,705	1,315,506

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Energy Equipment & Services (continued)
Halliburton Co.	United States	991	$38,996
			4,611,910
Food & Staples Retailing 1.1%
China Resources Enterprise Ltd.	China	56,133	176,365
[a]Costco Wholesale Corp.	United States	46,034	6,447,062
CVS Health Corp.	United States	10,784	1,104,282
[a]The Kroger Co.	United States	96,227	3,319,831
			11,047,540
Food Products 0.8%
[a]The Kraft Heinz Co.	United States	58,337	4,238,766
Lindt & Spruengli AG	Switzerland	53	3,568,515
			7,807,281
Health Care Equipment & Supplies 1.7%
[b]Intuitive Surgical Inc.	United States	520	265,694
[b]Alere Inc.	United States	5,418	281,573
Baxter International Inc.	United States	119,280	4,586,316
[a]Becton Dickinson and Co.	United States	29,756	4,196,191
[b]CRH Medical Corp.	Canada	14,482	51,187
[a,b]Derma Sciences Inc.	United States	11,299	65,873
[b]DexCom Inc.	United States	7,476	703,790
[b]GenMark Diagnostics Inc.	United States	21,834	225,763
[b]Glaukos Corp.	United States	4,354	127,877
[a,b]IDEXX Laboratories Inc.	United States	57,623	4,118,316
[b]Innocoll AG, ADR	Germany	3,853	49,049
[b]InspireMD Inc.	United Kingdom	25,473	4,840
Medtronic PLC	United States	18,613	1,345,534
[b]Novadaq Technologies Inc.	Canada	14,549	168,041
[b]TearLab Corp.	United States	40,447	110,016
[b]Thoratec Corp.	United States	1,135	71,301
[b]Tornier NV	United States	3,313	73,681
			16,445,042
Health Care Providers & Services 1.8%
[b]Acadia Healthcare Co. Inc.	United States	8,687	634,412
[e]Aetna Inc.	United States	10,405	1,191,581
AmerisourceBergen Corp.	United States	5,146	514,806
Celesio AG	Germany	61,856	1,731,468
[a,b]Centene Corp.	United States	16,198	999,740
[a]Cigna Corp.	United States	21,852	3,076,543
[b]Community Health Systems Inc.	United States	27,875	279
[b]DaVita HealthCare Partners Inc.	United States	6,760	511,326
[b]Envision Healthcare Holdings Inc.	United States	10,104	413,961
[a,b]HCA Holdings Inc.	United States	9,813	850,002
[b]Health Net Inc.	United States	8,809	564,304
Humana Inc.	United States	17,424	3,184,933
McKesson Corp.	United States	5,290	1,045,198
[b]Molina Healthcare Inc.	United States	6,396	477,078
[a,b]Premier Inc., A	United States	3,219	114,757
[b]Teladoc Inc.	United States	8,497	218,713
[a]UnitedHealth Group Inc.	United States	5,927	685,754
[a]Universal Health Services Inc., B	United States	5,433	745,082
			16,959,937
Health Care Technology 0.0%†
[b]IMS Health Holdings Inc.	United States	8,545	255,239
Hotels, Restaurants & Leisure 2.3%
Ainsworth Game Technology Ltd.	Australia	52,888	113,289
[a]Bloomin' Brands Inc.	United States	42,615	882,130

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Hotels, Restaurants & Leisure (continued)
[a,b]Buffalo Wild Wings Inc.	United States	25,640	$4,863,395
Carnival Corp.	United States	57,447	2,828,116
[b]Chipotle Mexican Grill Inc.	United States	995	706,460
[a]Domino's Pizza Inc.	United States	26,488	2,806,139
[b]Planet Fitness Inc.	United States	2,281	40,625
[a]Sonic Corp.	United States	113,900	3,075,300
[a]Starbucks Corp.	United States	55,867	3,056,483
Starwood Hotels & Resorts Worldwide Inc.	United States	30,472	2,177,834
Yum! Brands Inc.	United States	20,065	1,600,585
			22,150,356
Household Durables 1.0%
D.R. Horton Inc.	United States	13,163	399,760
[a,b]GoPro Inc.	United States	29,500	1,374,405
[b]Jarden Corp.	United States	33,196	1,704,283
Lennar Corp., A	United States	20,875	1,062,537
[a]The Ryland Group Inc.	United States	56,050	2,423,602
[b]Sony Corp., ADR	Japan	41,408	1,067,498
[b]Tempur Sealy International Inc.	United States	19,639	1,434,040
			9,466,125
Industrial Conglomerates 0.1%
CK Hutchison Holdings Ltd.	Hong Kong	88,251	1,176,293
Insurance 0.4%
Chubb Corp.	United States	15,151	1,830,392
The Hartford Financial Services Group Inc.	United States	19,060	875,807
HCC Insurance Holdings Inc.	United States	10,136	783,209
			3,489,408
Internet & Catalog Retail 0.8%
[a,b]Amazon.com Inc.	United States	3,720	1,907,951
Expedia Inc.	United States	7,915	910,146
[b]Orbitz Worldwide Inc.	United States	112,829	1,294,149
[b]The Priceline Group Inc.	United States	488	609,336
Travelport Worldwide Ltd.	United States	6	79
[a,b]TripAdvisor Inc.	United States	6,565	458,893
[a,b]Wayfair Inc., A	United States	62,923	2,347,028
			7,527,582
Internet Software & Services 1.0%
[a,b]Akamai Technologies Inc.	United States	9,705	692,064
[a,b]Alibaba Group Holding Ltd., ADR	China	9,975	659,547
[b]Baidu Inc., ADR	China	3,145	463,101
[b]Benefitfocus Inc.	United States	13,010	477,207
[a,b]CoStar Group Inc.	United States	4,495	795,795
[b]Dealertrack Technologies Inc.	United States	10,347	649,378
[b]Demandware Inc.	United States	2,300	128,317
[a,b]eBay Inc.	United States	25,887	701,797
[b]Facebook Inc.	United States	6,494	580,758
[a,b]Google Inc., A	United States	790	511,778
[a,b]Google Inc., C	United States	1,051	649,781
[b]GrubHub Inc.	United States	11,760	311,052
[a,b]HomeAway Inc.	United States	25,890	742,784
[b]Just Eat PLC	United Kingdom	36,494	220,695
[b]LinkedIn Corp.	United States	458	82,715
[b]Marketo Inc.	United States	5,650	158,256
[b]MYOB Group Ltd.	Australia	17,354	40,755
Tencent Holdings Ltd.	China	5,400	91,834
[b]Twitter Inc.	United States	2,765	76,839
[a,b]VeriSign Inc.	United States	6,655	458,796
[b]Yahoo! Inc.	United States	37,914	1,222,347

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Internet Software & Services (continued)
[b]Zillow Group Inc., A	United States	2,940	$74,617
[b]Zillow Group Inc., C	United States	5,880	145,001
			9,935,214
IT Services 3.1%
Accenture PLC, A	United States	16,460	1,551,684
[a,b]Alliance Data Systems Corp.	United States	6,045	1,554,714
Amdocs Ltd.	United States	43,721	2,501,278
[a]Automatic Data Processing Inc.	United States	23,210	1,794,597
[b]Black Knight Financial Services Inc., A	United States	1,195	38,802
[a,b]Cardtronics Inc.	United States	28,110	969,795
[a,b]Cognizant Technology Solutions Corp., A	United States	18,250	1,148,655
[a,b]EPAM Systems Inc.	United States	6,500	458,965
[b]Euronet Worldwide Inc.	United States	1,911	123,202
EVERTEC Inc.	United States	31,775	575,128
[a,b]ExlService Holdings Inc.	United States	69,660	2,520,299
[b]FleetCor Technologies Inc.	United States	1,182	176,307
[b]Gartner Inc.	United States	2,800	239,428
[b]Genpact Ltd.	United States	110,075	2,531,725
[a]Global Payments Inc.	United States	9,015	1,004,181
[a]Heartland Payment Systems Inc.	United States	43,360	2,583,389
[a]MasterCard Inc., A	United States	21,973	2,029,646
[a,b]PayPal Holdings Inc.	United States	55,119	1,929,165
[a,b]Vantiv Inc., A	United States	22,775	1,003,011
[a,b]VeriFone Systems Inc.	United States	54,350	1,697,894
[a]Visa Inc., A	United States	26,075	1,859,147
[a,b]WEX Inc.	United States	15,297	1,446,025
			29,737,037
Leisure Products 0.1%
Brunswick Corp.	United States	20,501	1,019,105
[b]JAKKS Pacific Inc.	United States	3,473	33,098
[a]Polaris Industries Inc.	United States	421	54,675
			1,106,878
Life Sciences Tools & Services 0.5%
[b]Fluidigm Corp.	United States	10,926	133,188
[a,b]Illumina Inc.	United States	6,594	1,303,040
[b]Sequenom Inc.	United States	45,708	98,272
[a]Thermo Fisher Scientific Inc.	United States	18,146	2,274,964
[a,b]WuXi Pharmatech Cayman Inc., ADR	China	20,313	858,428
			4,667,892
Machinery 0.1%
Oshkosh Corp.	United States	11,519	484,374
Marine 0.2%
Irish Continental Group PLC	Ireland	312,101	1,567,247
Media 2.4%
CBS Corp., B	United States	8,579	388,114
[b,e]Charter Communications Inc., A	United States	2,999	544,648
[a,b]DISH Network Corp., A	United States	35,966	2,131,705
[b]Imax Corp.	Canada	20,245	634,681
[b]Liberty Global PLC LiLAC, A	United Kingdom	4,710	161,883
[b]Liberty Global PLC LiLAC, C	United Kingdom	1,252	41,629
[b]Liberty Global PLC, A	United Kingdom	61,967	2,981,852
[b]Liberty Global PLC, C	United Kingdom	25,062	1,124,532
[a,b]Liberty Media Corp., A	United States	1,043	38,852
[a,b]Liberty Media Corp., C	United States	78,661	2,849,101
[b]Markit Ltd.	United States	26,135	746,938
News Corp., A	United States	10,021	136,586

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Media (continued)
News Corp., B	United States	71,344	$986,688
Nielsen Holdings PLC	United States	7,550	341,486
Sky PLC	United Kingdom	15,768	252,363
[a]Time Warner Cable Inc.	United States	28,679	5,334,868
Time Warner Inc.	United States	5,411	384,722
Twenty-First Century Fox Inc., A	United States	10,010	274,174
[a]The Walt Disney Co.	United States	36,341	3,702,421
			23,057,243
Metals & Mining 0.1%
ThyssenKrupp AG	Germany	51,931	1,126,148
Multiline Retail 0.2%
[b]Ollie's Bargain Outlet Holdings Inc.	United States	2,173	38,875
Target Corp.	United States	19,009	1,477,189
			1,516,064
Oil, Gas & Consumable Fuels 0.5%
[b]Cheniere Energy Inc.	United States	4,586	285,020
[b]Cobalt International Energy Inc.	United States	1,363	10,918
[a]Occidental Petroleum Corp.	United States	23,217	1,695,073
[b]Solazyme Inc.	United States	13,750	36,437
[b]Southwestern Energy Co.	United States	694	11,271
The Williams Cos. Inc.	United States	51,200	2,467,840
			4,506,559
Paper & Forest Products 0.3%
[b]Canfor Corp.	Canada	86,586	1,322,878
[b]Louisiana-Pacific Corp.	United States	85,719	1,409,221
			2,732,099
Personal Products 0.1%
L'Oreal SA	France	3,821	654,735
Pharmaceuticals 4.4%
[b]Aerie Pharmaceuticals Inc.	United States	29,939	473,336
[b]Allergan PLC	United States	36,483	11,081,346
[a,b]Aratana Therapeutics Inc.	United States	22,923	404,820
[b]Assembly Biosciences Inc.	United States	21,009	288,033
AstraZeneca PLC, ADR	United Kingdom	49,098	1,535,785
[a]Bristol-Myers Squibb Co.	United States	14,986	891,217
[b,f]Cassiopea SpA	Italy	3,966	156,317
[b]Dermira Inc.	United States	4,841	124,414
Eli Lilly & Co.	United States	13,579	1,118,231
[b]Endo International PLC	United States	10,207	785,939
[b]Flamel Technologies SA, ADR	France	11,394	252,377
[b]Flex Pharma Inc.	United States	3,215	38,677
[b]GW Pharmaceuticals PLC, ADR	United Kingdom	2,238	238,011
[a,b]Hospira Inc.	United States	38,906	3,500,373
[b]Intersect ENT Inc.	United States	3,291	83,789
Ipsen SA	France	22,132	1,484,407
[b]Jazz Pharmaceuticals PLC	United States	2,778	468,982
[a,b]The Medicines Co.	United States	14,237	583,717
[b]Mylan NV	United States	43,692	2,166,686
[b]NantKwest Inc.	United States	3,182	54,476
Novartis AG, ADR	Switzerland	4,087	397,338
Novo Nordisk AS, ADR	Denmark	7,821	432,267
[b]Ocular Therapeutix Inc.	United States	8,062	142,052
[a,b]Pacira Pharmaceuticals Inc.	United States	11,774	677,594
Paratek Pharmaceuticals Inc.	United States	3,133	81,395
[e]Perrigo Co. PLC	United States	29,532	5,403,470
Pfizer Inc.	United States	17,378	559,919

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Pharmaceuticals (continued)
[b]Relypsa Inc.	United States	3,205	$73,587
[b]Revance Therapeutics Inc.	United States	1,218	36,857
Roche Holding AG	Switzerland	263	71,828
[b]SCYNEXIS Inc.	United States	4,757	36,677
Shire PLC, ADR	Ireland	9,257	2,147,624
[b]Steadymed Ltd.	Israel	5,434	21,138
[b]Tetraphase Pharmaceuticals Inc.	United States	14,569	632,440
Theravance Inc.	United States	6,115	85,060
[b]Valeant Pharmaceuticals International Inc.	United States	5,947	1,371,378
[a,b]XenoPort Inc.	United States	7,074	47,750
[a]Zoetis Inc.	United States	106,125	4,761,829
			42,711,136
Professional Services 0.9%
[a]Equifax Inc.	United States	13,485	1,320,182
Experian PLC	United Kingdom	62,854	1,069,621
[b]FTI Consulting Inc.	United States	9,550	380,663
[a,b]Huron Consulting Group Inc.	United States	26,330	1,906,029
[a]ManpowerGroup Inc.	United States	11,670	1,014,123
[a]Robert Half International Inc.	United States	8,425	429,928
SThree PLC	United Kingdom	81,933	440,040
Towers Watson & Co, A	United States	4,800	569,904
[b]TransUnion	United States	2,000	51,720
[b]TriNet Group Inc.	United States	20,310	342,020
[a,b]Verisk Analytics Inc., A	United States	9,545	697,549
[a,b]WageWorks Inc.	United States	19,435	870,882
			9,092,661
Real Estate Investment Trusts (REITs) 0.2%
[a]Apollo Commercial Real Estate Finance Inc.	United States	8,998	147,297
Gramercy Property Trust Inc.	United States	1,471	32,524
Home Properties Inc.	United States	21,970	1,630,394
Iron Mountain Inc.	United States	7,400	209,716
RAIT Financial Trust	United States	5,889	30,564
			2,050,495
Real Estate Management & Development 0.0%†
Cheung Kong Property Holdings Ltd.	Hong Kong	15,673	109,811
[b]Forest City Enterprises Inc., A	United States	939	20,217
			130,028
Road & Rail 0.3%
[a]Union Pacific Corp.	United States	35,925	3,080,209
Semiconductors & Semiconductor Equipment 1.3%
Altera Corp.	United States	36,512	1,772,658
Avago Technologies Ltd.	Singapore	6,360	801,169
Broadcom Corp., A	United States	107,764	5,568,166
[a,b]Cypress Semiconductor Corp.	United States	79,285	792,850
[b]First Solar Inc.	United States	4,150	198,536
[b]Freescale Semiconductor Ltd.	United States	11,929	426,223
[b]M/A-COM Technology Solutions Holdings Inc.	United States	1,540	45,445
[b]NXP Semiconductors NV	Netherlands	19,149	1,620,963
[b]Siltronic AG	Germany	5,964	167,312
[b]Sino-American Silicon Products Inc.	Taiwan	143,000	130,975
SK Hynix Inc.	South Korea	20,566	622,501
Sumco Corp.	Japan	59,800	550,968
[b]SunEdison Semiconductor Ltd.	United States	16,335	196,020
			12,893,786
Software 1.0%
[a]Activision Blizzard Inc.	United States	34,355	983,584

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Software (continued)
[b]Adobe Systems Inc.	United States	4,270	$335,494
[b]FleetMatics Group PLC	United States	12,360	553,234
[b]Globant SA	United States	3,510	95,472
[b]Guidewire Software Inc.	United States	2,375	132,786
[b]HubSpot Inc.	United States	4,685	221,554
[a]Intuit Inc.	United States	34,482	2,956,831
[a]Microsoft Corp.	United States	20,850	907,392
[b]Red Hat Inc.	United States	4,430	319,890
[b]Salesforce.com Inc.	United States	16,756	1,162,196
[b]ServiceNow Inc.	United States	1,500	106,440
SS&C Technologies Holdings Inc.	United States	6,085	412,198
[b]Take-Two Interactive Software Inc.	United States	8,441	245,886
[b]UBISOFT Entertainment	France	13,524	253,362
[a,b]Verint Systems Inc.	United States	18,355	978,872
[b]Workday Inc., A	United States	1,200	84,312
			9,749,503
Specialty Retail 1.4%
[a,b]Autozone Inc.	United States	4,981	3,566,346
[a]The Home Depot Inc.	United States	34,766	4,048,848
Inditex SA	Spain	29,922	998,575
Lowe's Cos. Inc.	United States	17,233	1,192,007
[a,b]MarineMax Inc.	United States	25,684	418,649
Monro Muffler Brake Inc.	United States	15,130	959,091
[a,b]O'Reilly Automotive Inc.	United States	5,881	1,411,852
Staples Inc.	United States	69,059	981,328
			13,576,696
Technology Hardware, Storage & Peripherals 0.6%
[a]Apple Inc.	United States	12,607	1,421,565
EMC Corp.	United States	40,400	1,004,748
[a]Hewlett-Packard Co.	United States	28,731	806,192
[a,b]NCR Corp.	United States	68,929	1,729,429
[a,b]Nimble Storage Inc.	United States	16,855	449,354
SanDisk Corp.	United States	167	9,112
[b]Violin Memory Inc.	United States	12,165	21,532
			5,441,932
Textiles, Apparel & Luxury Goods 0.6%
Luxottica Group SpA	Italy	8,573	581,057
Moncler SpA	Italy	107,336	1,942,804
[a]NIKE Inc., B	United States	27,356	3,057,033
			5,580,894
Transportation Infrastructure 0.0%†
BBA Aviation PLC	United Kingdom	70,248	314,115
Wireless Telecommunication Services 0.0%†
Vodafone Group PLC, ADR	United Kingdom	11,656	401,899
Total Common Stocks and Other Equity Interests (Cost $383,065,011)			397,664,384
Convertible Preferred Stocks 0.6%
Capital Markets 0.0%†
[a,f]Cowen Group Inc., cvt. pfd., 144A, Series A, 5.625%	United States	424	403,966
Food Products 0.4%
Bunge Ltd., cvt. pfd., 4.875%	United States	5,105	499,984
[a,f]Post Holdings Inc., cvt. pfd., 144A, 2.50%	United States	22,087	2,745,690
Tyson Foods Inc., cvt. pfd., 4.75%	United States	5,888	302,996
			3,548,670
Health Care Providers & Services 0.0%†
Amsurg Corp., cvt. pfd., Series A-1, 5.25%	United States	42	6,289

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Convertible Preferred Stocks (continued)
Metals & Mining 0.0%†
Alcoa Inc., cvt. pfd., Series 1, 5.375%	United States	7,969	$279,712
Multi-Utilities 0.0%†
Dominion Resources Inc., cvt. pfd.,
6.375%	United States	1,155	58,501
Series A, 6.125%	United States	137	7,653
			66,154
Oil, Gas & Consumable Fuels 0.0%†
[f]Chesapeake Energy Corp., cvt. pfd., 144A, 5.75%	United States	8	3,525
Real Estate Investment Trusts (REITs) 0.1%
[a]Ramco-Gershenson Properties Trust, cvt. pfd., Series D, 7.25%	United States	7,595	435,345
Tobacco 0.1%
[a]Universal Corp., cvt. pfd., 6.75%	United States	960	1,080,840
Total Convertible Preferred Stocks (Cost $5,372,840)			5,824,501
Preferred Stocks 0.4%
Consumer Finance 0.0%†
[f]Ally Financial Inc., pfd., 144A, Series G, 7.00%	United States	202	205,264
Diversified Financial Services 0.0%†
AMG Capital Trust II, pdf., 5.15%	United States	3,257	186,870
Diversified Telecommunication Services 0.1%
Frontier Communications Corp., pfd., 11.125%	United States	5,376	541,901
Iridium Communications Inc., pdf., 7.00%	United States	5,550	516,150
			1,058,051
Food Products 0.0%†
Bunge Ltd., pfd., 4.875%	United States	375	36,728
Machinery 0.1%
MAN SE, pfd., zero cpn.	Germany	3,542	368,886
Oil, Gas & Consumable Fuels 0.0%†
Chesapeake Energy Corp., pfd., 5.75%	United States	241	118,090
[b]WPX Energy Inc., pfd., 6.25%	United States	5,111	199,227
			317,317
Pharmaceuticals 0.2%
Allergan PLC, pfd., 5.50%	United States	1,497	1,537,329
Total Preferred Stocks (Cost $3,835,095)			3,710,445
		Principal Amount*
Convertible Bonds 8.1%
Aerospace & Defense 0.1%
[a]AAR Corp., senior note, Series B, 2.25%, 3/01/16	United States	650,000	652,438
Air Freight & Logistics 0.0%†
Atlas Air Worldwide Holdings Inc., senior note, 2.25%, 6/01/22	United States	323,000	285,653
Biotechnology 0.4%
Acorda Therapeutics Inc., senior note, 1.75%, 6/15/21	United States	836,000	840,180
Emergent Biosolutions Inc., senior note, 2.875%, 1/15/21	United States	40,000	49,575
Exelixis Inc., senior note, 4.25%, 8/15/19	United States	550,000	694,375
[f]Ironwood Pharmaceuticals Inc., senior note, 144A, 2.25%, 6/15/22	United States	742,000	684,031
Ligand Pharmaceuticals Inc., senior note, 0.75%, 8/15/19	United States	671,000	914,238
PDL BioPharma Inc., senior note, 4.00%, 2/01/18	United States	1,130,000	1,019,825
[f]PTC Therapeutics Inc., senior note, 144A, 3.00%, 8/15/22	United States	275,000	280,844
			4,483,068
Capital Markets 0.2%
[a]Cowen Group Inc., senior note, 3.00%, 3/15/19	United States	907,000	1,051,553
[a]FXCM Inc., senior note, 2.25%, 6/15/18	United States	592,000	470,640

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Convertible Bonds (continued)
Capital Markets (continued)
[a]New Mountain Finance Corp., senior note, 5.00%, 6/15/19	United States	190,000		$193,563
Prospect Capital Corp., senior note, 6.25%, 12/15/15	United States	50,000		50,625
				1,766,381
Commercial Services & Supplies 0.1%
Cenveo Inc., senior note, 7.00%, 5/15/17	United States	665,000		587,278
Communications Equipment 0.2%
[f]InterDigital Inc., senior note, 144A, 1.50%, 3/01/20	United States	201,000		193,588
[a]Palo Alto Networks Inc., zero cpn., senior note, 7/01/19	United States	1,018,000		1,593,806
				1,787,394
Construction & Engineering 0.1%
[g]Fomento de Construcciones y Contratas SA, sub. note, Reg S, 6.50%,
10/30/20	Spain	850,000	EUR	947,862
Construction Materials 0.1%
[a]Cemex SAB de CV, sub. note, 3.75%, 3/15/18	Mexico	1,252,000		1,357,638
Consumer Finance 0.1%
Encore Capital Group Inc., senior note, 2.875%, 3/15/21	United States	580,000		513,663
Diversified Consumer Services 0.1%
[a]Ascent Capital Group Inc., senior note, 4.00%, 7/15/20	United States	545,000		398,872
[a]Carriage Services Inc., sub. note, 2.75%, 3/15/21	United States	665,000		770,984
				1,169,856
Electrical Equipment 0.1%
General Cable Corp., sub. bond, 4.50%, 11/15/29	United States	383,000		272,888
SolarCity Corp., senior note,
[f]144A, 1.625%, 11/01/19	United States	402,000		349,740
2.75%, 11/01/18	United States	40,000		41,350
				663,978
Electronic Equipment, Instruments & Components 0.1%
[a]Vishay Intertechnology Inc., senior bond, 2.25%, 11/15/40	United States	1,262,000		1,048,249
Energy Equipment & Services 0.1%
SEACOR Holdings Inc., senior bond, 2.50%, 12/15/27	United States	942,000		921,983
Food & Staples Retailing 0.0%†
[g]Olam International Ltd., senior note, Reg S, 6.00%, 10/15/16	Singapore	400,000		414,500
Health Care Equipment & Supplies 0.2%
Alere Inc., senior sub. note, 3.00%, 5/15/16	United States	187,000		229,426
[a]Hologic Inc., senior bond, zero cpn., 12/15/43	United States	670,000		845,456
Quidel Corp., senior note, 3.25%, 12/15/20	United States	610,000		582,550
[f]Wright Medical Group Inc., senior note, 144A, 2.00%, 2/15/20	United States	665,000		659,181
				2,316,613
Health Care Providers & Services 0.4%
[a]Brookdale Senior Living Inc., senior note, 2.75%, 6/15/18	United States	682,000		776,201
Healthways Inc., senior note, 1.50%, 7/01/18	United States	130,000		122,363
[a]Molina Healthcare Inc., senior note, 1.125%, 1/15/20	United States	1,214,000		2,302,047
[a]Omnicare Inc., senior bond, Series OCR, 3.25%, 12/15/35	United States	750,000		961,875
				4,162,486
Household Durables 0.4%
[f]IAS Operating Partnership LP, senior note, 144A, 5.00%, 3/15/18	United States	655,000		619,794
Jarden Corp.,
senior note, 1.50%, 6/15/19	United States	541,000		756,724
senior sub. bond, 1.125%, 3/15/34	United States	65,000		75,603
[a]senior sub. note, 1.875%, 9/15/18	United States	877,000		1,474,456
K Hovnanian Enterprises Inc., senior note, 6.00%, 12/01/17	United States	315,000		278,184
[f]LGI Homes Inc., sub. note, 144A, 4.25%, 11/15/19	United States	425,000		571,891
				3,776,652

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Convertible Bonds (continued)
Independent Power & Renewable Electricity Producers 0.1%
[f]Pattern Energy Group Inc., senior note, 144A, 4.00%, 7/15/20	United States	577,000	$558,248
Insurance 0.1%
AmTrust Financial Services Inc., senior bond, 2.75%, 12/15/44	United States	620,000	564,975
Internet & Catalog Retail 0.3%
[f]Ctrip.com International Ltd., senior note, 144A, 1.00%, 7/01/20	China	727,000	665,205
Priceline Group Inc., senior note,
[a]1.00%, 3/15/18	United States	893,000	1,261,362
[f]144A, 0.90%, 9/15/21	United States	193,000	189,623
Vipshop Holdings Ltd., senior note, 1.50%, 3/15/19	China	397,000	450,843
			2,567,033
Internet Software & Services 0.5%
[a]Blucora Inc., senior note, 4.25%, 4/01/19	United States	470,000	449,731
j2 Global Inc., senior bond, 3.25%, 6/15/29	United States	804,000	949,725
[a]MercadoLibre Inc., senior note, 2.25%, 7/01/19	Argentina	798,000	860,842
Qihoo 360 Technology Co. Ltd., senior note, 0.50%, 8/15/20	China	643,000	565,438
[a]SINA Corp., senior note, 1.00%, 12/01/18	China	100,000	93,938
[f]Twitter Inc., senior note, 144A, 0.25%, 9/15/19	United States	635,000	552,847
VeriSign Inc., junior sub. bond, 4.297%, 8/15/37	United States	422,000	865,100
[a]WebMD Health Corp., senior note, 1.50%, 12/01/20	United States	695,000	717,588
			5,055,209
Leisure Products 0.0%†
[f]JAKKS Pacific Inc., senior note, 144A, 4.875%, 6/01/20	United States	400,000	436,500
Life Sciences Tools & Services 0.1%
Albany Molecular Research Inc., senior note, 2.25%, 11/15/18	United States	218,000	298,524
Sequenom Inc., senior note, 5.00%, 1/01/18	United States	500,000	440,312
			738,836
Machinery 0.3%
[a]Altra Industrial Motion Corp., senior bond, 2.75%, 3/01/31	United States	640,000	697,200
[a]Navistar International Corp., senior sub. note, 4.75%, 4/15/19	United States	780,000	587,437
[a]Trinity Industries Inc., senior bond, 3.875%, 6/01/36	United States	1,310,000	1,683,350
			2,967,987
Oil, Gas & Consumable Fuels 0.5%
Aegean Marine Petroleum Network Inc., senior note, 4.00%, 11/01/18	Greece	545,000	505,487
[a]Alon USA Energy Inc., senior note, 3.00%, 9/15/18	United States	615,000	843,319
[a]Amyris Inc., senior note, 6.50%, 5/15/19	United States	470,000	280,237
Chesapeake Energy Corp., senior bond,
2.75%, 11/15/35	United States	270,000	265,275
2.50%, 5/15/37	United States	306,000	268,133
Green Plains Inc., senior note, 3.25%, 10/01/18	United States	265,000	319,987
Renewable Energy Group Inc., senior note, 2.75%, 6/15/19	United States	495,000	442,716
[g]Ship Finance International Ltd., senior note, Reg S, 3.75%, 2/10/16	Norway	500,000	519,250
[a]Solazyme Inc., senior sub. note, 5.00%, 10/01/19	United States	1,330,000	714,875
[f]Whiting Petroleum Corp., senior note, 144A, 1.25%, 4/01/20	United States	605,000	513,872
			4,673,151
Pharmaceuticals 0.2%
ANI Pharmaceuticals Inc., senior note, 3.00%, 12/01/19	United States	549,000	563,411
Depomed Inc., senior note, 2.50%, 9/01/21	United States	74,000	114,237
The Medicines Co., senior note,
1.375%, 6/01/17	United States	353,000	543,841
[f]144A, 2.50%, 1/15/22	United States	233,000	322,705
Theravance Inc., senior bond, 2.125%, 1/15/23	United States	690,000	580,894
			2,125,088
Professional Services 0.0%†
51job Inc., senior note, 3.25%, 4/15/19	China	379,000	357,681

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Convertible Bonds (continued)
Real Estate Investment Trusts (REITs) 1.0%
American Realty Capital Properties Inc., senior note, 3.75%, 12/15/20	United States	769,000	$710,368
[f]American Residential Properties Inc., senior note, 144A, 3.25%,
11/15/18	United States	510,000	511,275
Apollo Commercial Real Estate Finance Inc., senior note, 5.50%,
3/15/19	United States	624,000	621,663
Colony Financial Inc., senior bond, 5.00%, 4/15/23	United States	480,000	492,300
CorEnergy Infrastructure Trust Inc., senior note, 7.00%, 6/15/20	United States	99,000	92,070
[a,f]Empire State Realty OP LP, senior note, 144A, 2.625%, 8/15/19	United States	740,000	733,525
[a,f]GPT Property Trust LP, senior note, 144A, 3.75%, 3/15/19	United States	1,481,000	1,565,232
National Health Investors Inc., senior note, 3.25%, 4/01/21	United States	393,000	382,192
RAIT Financial Trust, senior bond, 4.00%, 10/01/33	United States	530,000	439,900
[a]Redwood Trust Inc., senior note, 4.625%, 4/15/18	United States	511,000	496,309
Resource Capital Corp., senior note, 8.00%, 1/15/20	United States	340,000	310,038
[a]Spirit Realty Capital Inc., senior note,
2.875%, 5/15/19	United States	1,311,000	1,229,888
3.75%, 5/15/21	United States	151,000	139,581
[a]Starwood Property Trust Inc., senior note, 3.75%, 10/15/17	United States	1,370,000	1,374,281
[a]Starwood Waypoint Residential Trust, senior note, 3.00%, 7/01/19	United States	841,000	783,707
			9,882,329
Real Estate Management & Development 0.1%
[a]Forest City Enterprises Inc., senior note, 3.625%, 8/15/20	United States	470,000	504,369
Semiconductors & Semiconductor Equipment 0.6%
Intel Corp., junior sub. bond,
[a]2.95%, 12/15/35	United States	190,000	223,131
3.25%, 8/01/39	United States	284,000	411,801
Micron Technology Inc., senior bond, Series G, 3.00%, 11/15/43	United States	580,000	510,400
Novellus Systems Inc., senior bond, 2.625%, 5/15/41	United States	15,000	32,250
[a]NVIDIA Corp., senior note, 1.00%, 12/01/18	United States	884,000	1,094,503
[f]NXP Semiconductors NV, senior note, 144A, 1.00%, 12/01/19	Netherlands	485,000	528,953
Photronics Inc., senior note,
3.25%, 4/01/16	United States	544,000	563,720
3.25%, 4/01/19	United States	510,000	557,494
[f]SunEdison Inc., senior note, 144A,
[a]0.25%, 1/15/20	United States	1,433,000	963,692
2.375%, 4/15/22	United States	358,000	245,454
2.625%, 6/01/23	United States	279,000	167,051
[a]Xilinx Inc., senior note, 2.625%, 6/15/17	United States	533,000	790,506
			6,088,955
Software 1.0%
BroadSoft Inc., senior note, 1.50%, 7/01/18	United States	385,000	394,384
[a]Electronic Arts Inc., senior note, 0.75%, 7/15/16	United States	1,486,000	3,087,165
[a,f]FireEye Inc., senior bond, 144A, Series B, 1.625%, 6/01/35	United States	751,000	719,552
[f]Interactive Intelligence Group Inc., senior note, 144A, 1.25%, 6/01/20	United States	442,000	387,026
[a]NetSuite Inc., senior note, 0.25%, 6/01/18	United States	640,000	659,200
Nuance Communications Inc., senior bond, 1.50%, 11/01/35	United States	28,000	28,893
Proofpoint Inc., senior note, 1.25%, 12/15/18	United States	664,000	1,016,750
[f]Rovi Corp., senior note, 144A, 0.50%, 3/01/20	United States	583,000	457,291
Take-Two Interactive Software Inc., senior note,
1.75%, 12/01/16	United States	443,000	691,634
[a]1.00%, 7/01/18	United States	811,000	1,170,881
[f]TiVo Inc., senior note, 144A, 4.00%, 3/15/16	United States	403,000	414,586
[a]Workday Inc., senior note, 0.75%, 7/15/18	United States	695,000	761,894
			9,789,256
Technology Hardware, Storage & Peripherals 0.3%
[f]Avid Technology Inc., senior note, 144A, 2.00%, 6/15/20	United States	355,000	257,597
[a]Electronics For Imaging Inc., senior note, 0.75%, 9/01/19	United States	672,000	698,880

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Convertible Bonds (continued)
Technology Hardware, Storage & Peripherals (continued)
SanDisk Corp., senior note,
1.50%, 8/15/17	United States	513,000	$641,571
0.50%, 10/15/20	United States	580,000	560,787
[f]Violin Memory Inc., senior note, 144A, 4.25%, 10/01/19	United States	710,000	548,031
			2,706,866
Textiles, Apparel & Luxury Goods 0.0%†
Iconix Brand Group Inc., senior sub. note, 1.50%, 3/15/18	United States	65,000	52,975
Thrifts & Mortgage Finance 0.1%
MGIC Investment Corp.,
senior note, 2.00%, 4/01/20	United States	292,000	462,820
[a,f]junior sub. bond, 144A, 9.00%, 4/01/63	United States	755,000	960,737
			1,423,557
Tobacco 0.1%
[a,h]Vector Group Ltd., senior note, FRN, 1.75%, 4/15/20	United States	865,000	961,231
Trading Companies & Distributors 0.1%
[f]Kaman Corp., senior note, 144A, 3.25%, 11/15/17	United States	397,000	494,265
Total Convertible Bonds (Cost $80,748,657)			78,804,203
Convertible Bonds in Reorganization (Cost $559,046) 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
[a,i]Alpha Natural Resources Inc., senior note, 12/15/20	United States	1,670,000	58,450
Corporate Bonds and Notes 15.4%
Aerospace & Defense 0.1%
[f]KLX Inc., senior note, 144A, 5.875%, 12/01/22	United States	50,000	49,563
Kratos Defense & Security Solutions Inc., senior note, 7.00%, 5/15/19	United States	540,000	490,050
[f]Meccanica Holdings USA Inc., senior bond, 144A, 6.25%, 1/15/40	Italy	100,000	98,250
[h]Rockwell Collins Inc., senior note, FRN, 0.636%, 12/15/16	United States	40,000	39,909
			677,772
Air Freight & Logistics 0.1%
[f]XPO Logistics Inc., senior note, 144A, 6.50%, 6/15/22	United States	808,000	797,900
Auto Components 0.1%
[f,h]Daimler Finance North America LLC, senior note, 144A, FRN, 0.632%,
3/10/17	Germany	150,000	149,488
[f]Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance
Inc., senior note, 144A, 7.875%, 10/01/22	United States	170,000	168,725
[f]ZF North America Capital Inc., senior note, 144A, 4.50%, 4/29/22	Germany	150,000	146,250
			464,463
Banks 0.4%
Bank of America Corp.,
[h]senior note, FRN, 1.329%, 1/15/19	United States	20,000	20,212
sub. bond, Series L, 3.95%, 4/21/25	United States	335,000	324,561
sub. bond, 4.20%, 8/26/24	United States	135,000	134,011
[f]Intesa Sanpaolo SpA, sub. bond, 144A, 5.017%, 6/26/24	Italy	955,000	934,148
Royal Bank of Scotland Group PLC,
sub. bond, 6.125%, 12/15/22	United Kingdom	130,000	140,244
[h,j]FRN, 8.00%, Perpetual	United Kingdom	600,000	614,250
[h,j]Societe Generale SA, Perpetual,
[f]junior sub., FRN, 144A, 7.875%	France	950,000	955,937
[g]FRN, Reg S, 7.875%	France	425,000	427,656
[h]Toyota Motor Credit Corp., senior note, FRN, 0.679%, 1/17/19	Japan	40,000	39,830
			3,590,849
Beverages 0.0%†
[h]Anheuser-Busch InBev NV, senior note, FRN, 0.485%, 1/27/17	Belgium	45,000	44,941

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Corporate Bonds and Notes (continued)
Beverages (continued)
[h]The Coca-Cola Co., senior note, FRN, 0.40%, 11/01/16	United States	80,000	$80,021
			124,962
Biotechnology 0.1%
[f]AMAG Pharmaceuticals Inc., senior note, 144A, 7.875%, 9/01/23	United States	165,000	169,769
[h]Amgen Inc., senior note, FRN, 0.709%, 5/22/17	United States	125,000	124,770
Celgene Corp., senior note, 3.875%, 8/15/25	United States	450,000	448,030
			742,569
Building Products 0.1%
[f]Atrium Windows & Doors Inc., secured note, 144A, 7.75%, 5/01/19	United States	75,000	56,250
[f]NCI Building Systems Inc., senior note, 144A, 8.25%, 1/15/23	United States	50,000	52,125
[f]NWH Escrow Corp., senior note, 144A, 7.50%, 8/01/21	United States	720,000	669,600
Owens Corning, senior bond, 4.20%, 12/01/24	United States	65,000	63,631
			841,606
Capital Markets 0.0%†
Brixmor Operating Partnership LP, senior bond, 3.85%, 2/01/25	United States	265,000	253,198
Morgan Stanley, sub. bond, 4.35%, 9/08/26	United States	150,000	149,973
			403,171
Chemicals 0.0%†
Albemarle Corp., senior bond, 4.15%, 12/01/24	United States	56,000	54,776
Commercial Services & Supplies 0.5%
[f]Constellis Holdings LLC / Constellis Finance Corp., secured note, 144A,
9.75%, 5/15/20	United States	290,000	273,687
[f]iPayment Inc., senior note, 144A, 9.50%, 12/15/19	United States	3,371,000	3,269,870
[f]Jaguar Holding Co. II / Pharmaceutical Product Development LLC,
senior note, 144A, 6.375%, 8/01/23	United States	1,485,000	1,477,575
			5,021,132
Communications Equipment 0.2%
Alcatel-Lucent, senior bond, 6.45%, 3/15/29	France	513,000	538,327
[h]Cisco Systems Inc., senior note, FRN, 0.614%, 3/03/17	United States	100,000	100,082
[f]CommScope Inc., secured note, 144A, 4.375%, 6/15/20	United States	280,000	283,150
[f]CommScope Technologies Finance LLC, senior bond, 144A, 6.00%,
6/15/25	United States	560,000	546,000
[f]Plantronics Inc., senior note, 144A, 5.50%, 5/31/23	United States	837,000	843,277
			2,310,836
Construction Materials 0.0%†
[f]Cemex SAB de CV, senior bond, 144A, 6.125%, 5/05/25	Mexico	365,000	349,488
Consumer Finance 0.1%
Ally Financial Inc., senior note, 4.125%, 3/30/20	United States	365,000	366,898
[h]Caterpillar Financial Services Corp., senior note, FRN,
0.564%, 3/03/17	United States	110,000	109,959
0.456%, 6/09/17	United States	300,000	299,494
[h]John Deere Capital Corp., senior note, FRN, 0.402%, 12/10/15	United States	80,000	80,021
[f,h]Nissan Motor Acceptance Corp., senior note, 144A, FRN, 0.884%,
3/03/17	Japan	105,000	105,180
Springleaf Finance Corp., senior note, 5.25%, 12/15/19	United States	289,000	289,000
			1,250,552
Containers & Packaging 0.0%†
[f]Sealed Air Corp., senior note, 144A, 5.50%, 9/15/25	United States	135,000	139,725
Diversified Consumer Services 0.1%
[f]Sabre GLBL Inc., secured, senior note, 144A, 5.375%, 4/15/23	United States	300,000	295,500
[f]Sotheby's, senior bond, 144A, 5.25%, 10/01/22	United States	1,120,000	1,069,600
			1,365,100

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Corporate Bonds and Notes (continued)
Diversified Financial Services 1.3%
[f]Corp. Financiera de Desarrollo SA, 144A,
senior note, 3.25%, 7/15/19	Peru	200,000		$201,126
sub. bond, 5.25% to 7/15/24, FRN thereafter, 7/15/29	Peru	200,000		200,500
[f]Dresdner Funding Trust I, junior sub. bond, 144A, 8.151%, 6/30/31	Germany	169,000		211,461
[f]Financiera de Desarrollo Territorial SA Findeter, senior bond, 144A,
7.875%, 8/12/24	Colombia	795,000,000	COP	247,771
[h]Ford Motor Credit Co. LLC, senior note, FRN, 1.069%, 1/17/17	United States	40,000		39,969
[h]General Electric Capital Corp., senior note, FRN, 0.516%, 1/14/16	United States	20,000		20,010
[f]Global Cash Access Inc., senior note, 144A, 10.00%, 1/15/22	United States	3,045,000		2,892,750
[f,h]Hyundai Capital Services Inc., senior note, 144A, FRN, 1.086%, 3/18/17	South Korea	200,000		200,037
[f]Ladder Capital Finance Holdings LLP, senior note, 144A, 5.875%,
8/01/21	United States	225,000		215,156
[f,h,j]LBG Capital No.1 PLC, junior sub., FRN, 144A, 8.00%, Perpetual	United Kingdom	600,000		685,500
[f]Quicken Loans Inc., senior note, 144A, 5.75%, 5/01/25	United States	215,000		210,431
[a,f]ROC Finance LLC/ROC Finance 1 Corp., secured, second lien note,
144A, 12.125%, 9/01/18	United States	6,424,000		6,841,560
[h]Shell International Finance BV, senior note, FRN, 0.531%, 11/15/16	Netherlands	80,000		80,144
				12,046,415
Diversified Telecommunication Services 1.9%
Frontier Communications Corp., senior bond, 9.00%, 8/15/31	United States	6,300,000		5,607,000
Intelsat Jackson Holdings SA, senior note, 7.25%, 4/01/19	Luxembourg	4,024,000		3,958,610
[f]Level 3 Financing Inc., senior note, 144A, 5.125%, 5/01/23	United States	555,000		541,819
[f]Oi SA, senior note, 144A, 9.75%, 9/15/16	Brazil	300,000	BRL	73,208
Sprint Capital Corp., senior bond, 8.75%, 3/15/32	United States	598,000		567,352
Sprint Communications Inc., senior note, 7.00%, 8/15/20	United States	3,538,000		3,520,310
Telecom Italia Capital SA, senior bond,
6.00%, 9/30/34	Italy	502,000		494,470
7.20%, 7/18/36	Italy	408,000		452,625
7.721%, 6/04/38	Italy	492,000		563,340
[h]Verizon Communications Inc., senior note, FRN, 0.681%, 6/09/17	United States	125,000		124,614
[f]Wind Acquisition Finance SA, senior note, 144A, 7.375%, 4/23/21	Italy	800,000		820,000
Windstream Services LLC,
senior bond, 6.375%, 8/01/23	United States	1,168,000		865,254
senior bond, 7.75%, 10/01/21	United States	957,000		784,750
senior note, 7.75%, 10/15/20	United States	470,000		420,063
				18,793,415
Electric Utilities 0.4%
[h]Duke Energy Corp., senior note, FRN, 0.664%, 4/03/17	United States	100,000		99,795
[h]Duke Energy Progress Inc., secured note, FRN, 0.533%, 3/06/17	United States	50,000		49,824
[f]EDP Finance BV, senior note, 144A, 4.125%, 1/15/20	Portugal	250,000		251,600
[f]Enel SpA, sub. bond, 144A, 8.75% to 9/24/23, FRN thereafter, 9/24/73	Italy	745,000		872,373
[f]PPL Energy Supply LLC, senior bond, 144A, 6.50%, 6/01/25	United States	190,000		176,462
[f]Real Alloy Holding Inc., senior note, 144A, 10.00%, 1/15/19	United States	2,290,000		2,295,725
				3,745,779
Electronic Equipment, Instruments & Components 0.1%
[f]Flextronics International Ltd., senior note, 144A, 4.75%, 6/15/25	United States	85,000		82,442
[f]Keysight Technologies Inc., senior bond, 144A, 4.55%, 10/30/24	United States	400,000		385,776
				468,218
Energy Equipment & Services 0.1%
Targa Resources Partners LP/Targa Resources Partners Finance Corp., senior bond,
6.375%, 8/01/22	United States	25,000		25,000
5.25%, 5/01/23	United States	15,000		14,175
4.25%, 11/15/23	United States	5,000		4,400
Transocean Inc., senior bond, 6.80%, 3/15/38	United States	900,000		607,500
				651,075

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Corporate Bonds and Notes (continued)
Food & Staples Retailing 0.3%
New Albertsons Inc., senior bond,
7.45%, 8/01/29	United States	760,000		$741,000
8.00%, 5/01/31	United States	53,000		53,265
[f]Rite Aid Corp., senior note, 144A, 6.125%, 4/01/23	United States	1,120,000		1,153,600
Safeway Inc., senior bond, 7.25%, 2/01/31	United States	284,000		279,740
Tesco PLC, senior bond, 5.125%, 4/10/47	United Kingdom	750,000	EUR	823,919
				3,051,524
Food Products 0.2%
Post Holdings Inc., senior note,
7.375%, 2/15/22	United States	1,158,000		1,191,292
[f]144A, 7.75%, 3/15/24	United States	280,000		289,800
[f]144A, 8.00%, 7/15/25	United States	168,000		173,880
				1,654,972
Health Care Equipment & Supplies 0.4%
[f,k]Hill-Rom Holdings Inc., senior note, 144A, 5.75%, 9/01/23	United States	270,000		276,075
[a]Universal Hospital Services Inc., senior note, 7.625%, 8/15/20	United States	3,644,000		3,552,900
				3,828,975
Health Care Providers & Services 0.1%
[a]Community Health Systems Inc., senior note, 7.125%, 7/15/20	United States	350,000		371,000
[f]HealthSouth Corp., senior note, 144A, 5.75%, 11/01/24	United States	352,000		357,773
Tenet Healthcare Corp., senior note, 6.75%, 6/15/23	United States	273,000		282,555
				1,011,328
Health Care Technology 0.0%†
[f]Emdeon Inc., senior note, 144A, 6.00%, 2/15/21	United States	350,000		345,625
Hotels, Restaurants & Leisure 1.2%
Boyd Gaming Corp., senior note, 6.875%, 5/15/23	United States	695,000		717,588
[a]Caesars Entertainment Resort Properties, secured, second lien note,
11.00%, 10/01/21	United States	1,753,000		1,636,864
Choice Hotels International Inc., senior bond, 5.70%, 8/28/20	United States	125,000		133,750
[f]Golden Nugget Escrow Inc., senior note, 144A, 8.50%, 12/01/21	United States	1,529,000		1,578,692
[f]Greektown Holdings LLC/Greektown Mothership Corp., senior note,
144A, 8.875%, 3/15/19	United States	1,214,000		1,274,700
[f]International Game Technology PLC, senior note, 144A, 6.50%, 2/15/25	United States	1,124,000		1,070,610
MGM Resorts International, senior note, 6.00%, 3/15/23	United States	490,000		498,575
[f]Mohegan Tribal Gaming Authority, senior note, 144A, 9.75%, 9/01/21	United States	701,000		732,545
[a,f]Downstream Development Authority of the Quapaw Tribe of Oklahoma,
secured note, 144A, 10.50%, 7/01/19	United States	4,228,000		4,365,410
				12,008,734
Household Durables 0.1%
[a]Sharp Corp., senior note, 1.604%, 9/13/19	Japan	100,000,000	JPY	651,633
Household Products 0.0%†
[h]The Procter & Gamble Co., senior note, FRN, 0.389%, 11/04/16	United States	80,000		80,011
Independent Power & Renewable Electricity Producers 0.2%
NRG Energy Inc., senior note,
6.25%, 7/15/22	United States	621,000		608,580
6.625%, 3/15/23	United States	1,145,000		1,130,687
6.25%, 5/01/24	United States	623,000		594,965
				2,334,232
Independent Power Producers & Energy Traders 0.1%
Calpine Corp., senior note, 5.50%, 2/01/24	United States	1,087,000		1,051,673
Insurance 0.1%
[g]Assicurazioni Generali SpA, senior sub. bond, 7.75% to 12/12/22, FRN
thereafter, 12/12/42, Reg S	Italy	400,000	EUR	549,412

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Corporate Bonds and Notes (continued)
Insurance (continued)
Old Republic International Corp., senior bond, 4.875%, 10/01/24	United States	225,000	$233,971
			783,383
IT Services 0.2%
[f]First Data Corp., senior note, 144A, 5.375%, 8/15/23	United States	1,626,000	1,650,390
Life Sciences Tools & Services 0.3%
[f]inVentiv Health Inc., senior note, 144A, 10.00%, 8/15/18	United States	2,984,000	2,954,160
Media 2.8%
[f]Altice SA, senior note, 144A, 7.75%, 5/15/22	Luxembourg	886,000	866,065
[f]Altice U.S. Finance I Corp., secured, first lien note, 144A, 5.375%,
7/15/23	Luxembourg	375,000	372,656
American Media Inc., secured, first lien note, 11.50%, 12/15/17	United States	6,933,000	7,218,986
[f]Cable One Inc., senior note, 144A, 5.75%, 6/15/22	United States	270,000	273,375
[f]CCO Holdings LLC/CCO Holdings Capital Corp., senior note, 144A,
5.125%, 5/01/23	United States	185,000	185,463
[f]CCO Safari II LLC, senior bond, 144A, 6.484%, 10/23/45	United States	300,000	305,069
[h]Charter Communications Operating LLC, senior secured note, first lien
guaranteed, FRN, 3.00%, 7/01/20	United States	114,416	113,640
Clear Channel Worldwide Holdings Inc., senior sub. note, Series B,
7.625%, 3/15/20	United States	255,000	264,881
CSC Holdings LLC,
senior bond, 5.25%, 6/01/24	United States	20,000	18,610
senior note, 6.75%, 11/15/21	United States	95,000	99,869
DISH DBS Corp., senior note,
6.75%, 6/01/21	United States	430,000	432,752
5.875%, 7/15/22	United States	170,000	161,182
5.875%, 11/15/24	United States	485,000	443,169
[f]DreamWorks Animation SKG Inc., senior note, 144A, 6.875%, 8/15/20	United States	770,000	727,650
[l]iHeartCommunications Inc., senior note, PIK, 14.00%, 2/01/21	United States	342,120	195,436
[a,f]Lee Enterprises Inc./IA, senior note, secured, 144A, 9.50%, 3/15/22	United States	3,420,000	3,304,575
The McClatchy Co., senior note, secured, 9.00%, 12/15/22	United States	1,363,000	1,238,626
Postmedia Network Inc., secured, second lien note, 12.50%, 7/15/18	Canada	3,366,000	3,366,000
[f]Time Inc., senior note, 144A, 5.75%, 4/15/22	United States	711,000	684,338
Time Warner Cable Inc., senior bond,
5.875%, 11/15/40	United States	555,000	525,361
4.50%, 9/15/42	United States	140,000	112,267
[a]WideOpenWest Finance LLC/Capital Corp., senior note, 10.25%,
7/15/19	United States	5,687,000	5,907,371
			26,817,341
Metals & Mining 0.1%
AK Steel Corp., senior note, 7.625%, 10/01/21	United States	1,127,000	698,740
ArcelorMittal, senior bond, 7.75%, 10/15/39	Luxembourg	100,000	93,250
			791,990
Oil, Gas & Consumable Fuels 1.7%
Antero Resources Corp., senior note,
5.375%, 11/01/21	United States	10,000	9,300
5.125%, 12/01/22	United States	130,000	117,650
[f]Baytex Energy Corp., senior note, 144A,
5.125%, 6/01/21	Canada	10,000	8,570
5.625%, 6/01/24	Canada	190,000	159,509
Bonanza Creek Energy Inc., senior note,
6.75%, 4/15/21	United States	45,000	33,975
5.75%, 2/01/23	United States	240,000	166,800
[h]BP Capital Markets PLC, senior note, FRN, 0.731%, 11/07/16	United Kingdom	80,000	80,001
California Resources Corp., senior note, 6.00%, 11/15/24	United States	620,000	469,650
[h]Canadian Natural Resources Ltd., senior note, FRN, 0.657%, 3/30/16	Canada	100,000	99,752
Chesapeake Energy Corp.,
senior bond, 6.625%, 8/15/20	United States	5,000	4,000

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp.,
senior bond, 6.125%, 2/15/21	United States	20,000	$15,588
senior note, 5.375%, 6/15/21	United States	5,000	3,688
senior note, 4.875%, 4/15/22	United States	170,000	124,100
[h]Chevron Corp., senior note, FRN, 0.491%, 11/15/17	United States	145,000	144,859
[f]Comstock Resources Inc., secured, senior note, 144A, 10.00%, 3/15/20	United States	174,000	140,505
Concho Resources Inc., senior bond,
5.50%, 10/01/22	United States	75,000	74,250
5.50%, 4/01/23	United States	300,000	297,750
Continental Resources Inc.,
senior bond, 5.00%, 9/15/22	United States	725,000	657,937
senior note, 4.50%, 4/15/23	United States	15,000	13,523
senior note, 3.80%, 6/01/24	United States	175,000	147,819
Diamondback Energy Inc., senior note, 7.625%, 10/01/21	United States	270,000	285,525
[f]Eclipse Resources Corp., senior note, 144A, 8.875%, 7/15/23	United States	265,000	244,463
Energy Transfer Equity LP,
senior bond, 5.50%, 6/01/27	United States	1,810,000	1,701,400
secured, senior note, 5.875%, 1/15/24	United States	185,000	179,450
Energy Transfer Partners LP, senior bond, 6.125%, 12/15/45	United States	160,000	153,918
[g,h]EP PetroEcuador via Noble Sovereign Funding I Ltd., Reg S, FRN,
5.912%, 9/24/19	Ecuador	1,010,158	792,974
[h]Exxon Mobil Corp., senior note, FRN, 0.326%, 3/15/17	United States	110,000	109,986
Halcon Resources Corp.,
[f]secured, second lien senior note, 144A, 8.625%, 2/01/20	United States	325,000	286,406
senior note, 9.75%, 7/15/20	United States	370,000	129,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., senior
bond, 4.875%, 12/01/24	United States	300,000	279,750
[f]Matador Resources Co., senior note, 144A, 6.875%, 4/15/23	United States	292,000	283,240
[f]MEG Energy Corp., 144A,
senior bond, 6.375%, 1/30/23	Canada	140,000	113,400
senior bond, 7.00%, 3/31/24	Canada	120,000	99,000
senior note, 6.50%, 3/15/21	Canada	60,000	50,100
Noble Energy Inc., senior note,
5.625%, 5/01/21	United States	973,000	983,443
5.875%, 6/01/22	United States	307,000	311,460
5.875%, 6/01/24	United States	5,000	5,176
Oasis Petroleum Inc., senior note,
7.25%, 2/01/19	United States	10,000	9,000
6.875%, 3/15/22	United States	345,000	288,075
[f]Pacific Exploration and Production Corp., 144A,
senior note, 5.375%, 1/26/19	Colombia	175,000	96,250
senior bond, 5.125%, 3/28/23	Colombia	200,000	101,000
senior bond, 5.625%, 1/19/25	Colombia	310,000	159,650
[f]PBF Logistics LP / PBF Logistics Finance Corp., senior note, 144A,
6.875%, 5/15/23	United States	362,000	351,140
Petrobras Global Finance BV, senior bond,
5.625%, 5/20/43	Brazil	280,000	195,076
6.85%, 6/05/15	Brazil	2,765,000	2,087,298
[g]Petroleos de Venezuela SA, senior bond, Reg S, 6.00%, 11/15/26	Venezuela	4,140,000	1,407,600
Regency Energy Partners LP/Regency Energy Finance Corp., senior
note, 5.75%, 9/01/20	United States	75,000	79,913
Rice Energy Inc., senior note, 6.25%, 5/01/22	United States	90,000	80,550
[f]RSP Permian Inc., senior note, 144A, 6.625%, 10/01/22	United States	685,000	674,725
Sabine Pass Liquefaction LLC,
secured, first lien note, 5.625%, 2/01/21	United States	1,682,000	1,665,180
[f]senior note, 144A, 5.625%, 3/01/25	United States	300,000	291,188
SM Energy Co.,
senior bond, 6.50%, 1/01/23	United States	25,000	24,250

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels (continued)
SM Energy Co.,
senior bond, 5.625%, 6/01/25	United States	10,000		$8,900
senior note, 6.50%, 11/15/21	United States	10,000		9,775
senior note, 5.00%, 1/15/24	United States	50,000		43,250
[f]Ultra Petroleum Corp., 144A,
senior bond, 6.125%, 10/01/24	United States	50,000		33,250
senior note, 5.75%, 12/15/18	United States	20,000		16,150
Western Refining Logistics LP / WNRL Finance Corp., senior note,
7.50%, 2/15/23	United States	80,000		81,200
Whiting Petroleum Corp., senior note,
6.50%, 10/01/18	United States	145,000		137,750
5.00%, 3/15/19	United States	25,000		22,500
Williams Partners LP, senior bond, 4.00%, 9/15/25	United States	145,000		130,120
				16,772,207
Paper & Forest Products 0.2%
[a,f]Norbord Inc., secured, first lien note, 144A, 6.25%, 4/15/23	Canada	372,000		375,720
Resolute Forest Products Inc., senior note, 5.875%, 5/15/23	United States	2,058,000		1,697,850
				2,073,570
Pharmaceuticals 0.5%
AbbVie Inc., senior bond, 3.60%, 5/14/25	United States	510,000		502,508
[f]Concordia Healthcare Corp., senior note, 144A, 7.00%, 4/15/23	Canada	837,000		866,379
[f]Endo Finance LLC & Endo Finco Inc., senior note, 144A, 5.375%,
1/15/23	United States	294,000		296,940
[h]Johnson & Johnson, senior note, FRN, 0.395%, 11/28/16	United States	20,000		19,999
[h]Merck & Co. Inc., senior note, FRN, 0.436%, 2/10/17	United States	165,000		164,927
[f]Valeant Pharmaceuticals International Inc., senior note, 144A,
6.375%, 10/15/20	United States	70,000		73,150
5.50%, 3/01/23	United States	200,000		203,250
4.50%, 5/15/23	United States	465,000	EUR	504,724
6.125%, 4/15/25	United States	1,951,000		2,014,407
				4,646,284
Professional Services 0.3%
[a,f]Altegrity Inc., secured, first lien note, 144A, 9.50%, 7/01/19	United States	2,276,000		2,213,410
IHS Inc., senior note, 5.00%, 11/01/22	United States	50,000		50,750
Verisk Analytics Inc., senior bond, 5.50%, 6/15/45	United States	210,000		207,486
				2,471,646
Real Estate 0.0%†
[f]Rialto Holdings LLC/Rialto Corp., senior note, 144A, 7.00%, 12/01/18	United States	178,000		184,230
Real Estate Investment Trusts (REITs) 0.6%
ARC Properties Operating Partnership LP, senior note, 4.60%, 2/06/24	United States	746,000		714,295
[f]Communications Sales & Leasing Inc., senior note, 144A, 8.25%,
10/15/23	United States	2,600,000		2,366,000
[f]Ferrellgas LP / Ferrellgas Finance Corp., senior note, 144A, 6.75%,
6/15/23	United States	1,084,000		1,046,060
Healthcare Realty Trust Inc., senior bond, 3.875%, 5/01/25	United States	75,000		71,981
iStar Financial Inc., senior note, 4.00%, 11/01/17	United States	110,000		107,778
[a,f]NorthStar Realty Europe Corp., senior note, 144A, 4.625%, 12/15/16	United States	1,100,000		1,094,147
				5,400,261
Real Estate Management & Development 0.0%†
[f]Interval Acquisition Corp., senior note, 144A, 5.625%, 4/15/23	United States	205,000		203,463
Road & Rail 0.0%†
[h]Canadian National Railway Co., senior note, FRN, 0.501%, 11/06/15	Canada	80,000		79,987
Semiconductors & Semiconductor Equipment 0.1%
KLA-Tencor Corp., senior note, 4.65%, 11/01/24	United States	273,000		268,698

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Corporate Bonds and Notes (continued)
Semiconductors & Semiconductor Equipment (continued)
[f]Micron Technology Inc., 144A,
senior bond, 5.625%, 1/15/26	United States	250,000	$227,500
senior note, 5.25%, 1/15/24	United States	230,000	213,900
			710,098
Software 0.0%†
[f]Open Text Corp., senior note, 144A, 5.625%, 1/15/23	Canada	220,000	220,550
[h]Oracle Corp., senior note, FRN, 0.484%, 7/07/17	United States	135,000	134,925
			355,475
Specialty Retail 0.1%
Toys R US Property Co. II LLC, senior note, 8.50%, 12/01/17	United States	1,087,000	1,059,825
Textiles, Apparel & Luxury Goods 0.1%
[f]Empire Today LLC / Empire Today Finance Corp., secured, first lien
note, 144A, 11.375%, 2/01/17	United States	1,248,000	1,054,560
Thrifts & Mortgage Finance 0.1%
Santander Holdings USA Inc., senior note, 4.50%, 7/17/25	United States	475,000	476,676
Trading Companies & Distributors 0.0%†
Air Lease Corp.,
senior bond, 4.25%, 9/15/24	United States	170,000	168,512
senior note, 3.75%, 2/01/22	United States	90,000	90,067
Aircastle Ltd., senior note, 5.50%, 2/15/22	United States	90,000	93,375
			351,954
Total Corporate Bonds and Notes (Cost $150,362,598)			148,696,010
Corporate Bonds and Notes in Reorganization 0.3%
Electric Utilities 0.3%
[f,i]Energy Future Intermediate Holding Co. LLC / EFIH Finance Inc., senior
note, 144A, 12/01/18	United States	2,652,000	2,857,530
[f,i]Energy Future Intermediate Holding Co. LLC / EFIH Finance Inc.,
secured, second lien bond, 144A, 3/01/22	United States	322,924	345,933
			3,203,463
Oil, Gas & Consumable Fuels 0.0%†
[i]Forest Oil Corp., senior bond, 6/15/19	United States	397,000	63,520
Total Corporate Bonds and Notes in Reorganization (Cost $3,448,029)			3,266,983
[h]Senior Floating Rate Interests 0.6%
Aerospace & Defense 0.1%
Awas Aviation, Term Loan, 3.50%, 7/16/18	United States	17,196	17,282
Doncasters U.S. Finance LLC, Term Loan B, 4.50%, 4/09/20	United States	10,869	10,860
TransDigm Group Inc.,
Term Loan D, 3.75%, 6/04/21	United States	126,273	125,202
Term Loan E, 3.50%, 5/16/22	United States	93,962	92,924
Tranche C Term Loan, senior secured, first lien guaranteed, 3.75%,
2/28/20	United States	220,628	218,757
			465,025
Air Freight & Logistics 0.0%†
Goodpack Ltd., Term Loan, first lien, 4.75%, 9/09/21	United States	49,918	48,452
Auto Components 0.0%†
Gates Global Inc., Term Loan B, 4.25%, 7/06/21	United States	183,368	175,957
Visteon Corp., Term Loan B, 3.50%, 4/09/21	United States	43,914	43,822
			219,779
Building Materials 0.0%†
Quikrete Holdings Inc., Term Loan, first lien, 4.00%, 9/28/20	United States	74,242	74,126

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
[h]Senior Floating Rate Interests (continued)
Building Products 0.0%†
Continental Building Products Inc., Term Loan, first lien, 4.00%, 8/28/20	United States	52,608	$52,302
The Hillman Group, Term Loan B, 4.50%, 6/30/21	United States	41,328	41,483
Ply Gem Holdings Inc., Term Loan, 4.00%, 2/01/21	United States	44,979	44,571
			138,356
Capital Markets 0.0%†
Crosby U.S. Acquisition Corp., Term Loan, first lien, 3.75%, 11/23/20	United States	19,700	17,533
Chemicals 0.0%†
Axalta Coating Systems Dutch Holding B B.V. (Axalta Coating Systems
U.S. Holdings Inc.), Refinanced Term Loan B, 3.75%, 2/01/20	United States	10,192	10,179
Emerald Performance Materials LLC, Term Loan, first lien, 4.50%,
7/30/21	United States	31,760	31,747
Royal Adhesives, Term Loan, first lien, 4.50%, 6/20/22	United States	30,000	29,962
			71,888
Commercial Services & Supplies 0.0%†
ARAMARK Corp., Term Loan F, senior secured, first lien guaranteed,
3.25%, 2/24/21	United States	88,875	88,664
Communications Equipment 0.0%†
Presidio Holdings, Term Loan B, 5.25%, 2/02/22	United States	189,525	190,295
Containers & Packaging 0.0%†
FPC Holdings Inc., Initial Term Loan, senior secured, first lien, 5.25%,
11/19/19	United States	6,848	6,643
Diversified Consumer Services 0.0%†
The ServiceMaster Co., Term Loan, 4.25%, 7/01/21	United States	111,449	111,597
Diversified Financial Services 0.0%†
HarbourVest Partners L.P., New Term Loan, 3.25%, 2/04/21	United States	8,987	8,964
Diversified Telecommunication Services 0.1%
Integra Telecom, Term Loan, 5.25%, 8/14/20	United States	124,688	124,649
Level 3 Financing Inc., Term Loan B, 3.50%, 5/31/22	United States	198,413	197,080
LTS Buyer LLC, senior secured, Term Loan B, first lien guaranteed,
4.00%, 4/13/20	United States	32,949	32,861
Zayo Group Holdings Inc., Term Loan, 3.75%, 5/06/21	United States	56,655	56,439
			411,029
Electric Utilities 0.0%†
Power Buyer LLC, senior secured, first lien,
Delayed Draw Term Loan, 4.25%, 5/06/20	United States	3,417	3,404
Initial Term Loan, 4.25%, 5/06/20	United States	63,669	63,431
			66,835
Food Products 0.0%†
Reddy Ice Corp., Term Loan B, first lien, 6.75%, 5/01/19	United States	3,096	2,606
Health Care Equipment & Supplies 0.0%†
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75%, 6/30/21	United States	55,440	54,717
Sterigenics-Nordian Holdings LLC, Term Loan B, 4.25%, 5/16/22	United States	40,000	39,950
			94,667
Health Care Providers & Services 0.0%†
Community Health Systems, Term Loan H, 4.00%, 1/27/21	United States	20,000	20,069
Mallinckrodt International Finance S.A., Initial Term Loan, 3.25%,
3/19/21	United States	86,061	85,692
Universal Services,
[m]Delayed Draw Term Loan, 4.75%, 7/28/22	United States	287	284
Term Loan B, 4.75%, 7/28/22	United States	112,096	110,870
			216,915

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
[h]Senior Floating Rate Interests (continued)
Health Care Technology 0.0%†
IMS Health Holdings Inc., Dollar B Term Loan, 3.50%, 3/17/21	United States	16,788	$16,787
Hotels, Restaurants & Leisure 0.0%†
Burger King, Term Loan, 3.75%, 12/10/21	United States	65,473	65,521
La Quinta Intermediate Holdings LLC, Initial Term Loan, 3.75%, 4/14/21	United States	92,404	92,327
			157,848
Household Products 0.0%†
Libbey Glass Inc., Initial Term Loan, 3.75%, 4/09/21	United States	7,638	7,609
Independent Power Producers & Energy Traders 0.1%
Calpine Construction Finance Co. LP,
senior secured, first lien guaranteed, 3.00%, 5/03/20	United States	20,632	20,270
Term Loan B, 3.50%, 5/27/22	United States	225,000	222,891
			243,161
Insurance 0.0%†
Hyperion Insurance Group Ltd., Term Loan B, 5.50%, 4/29/22	United States	44,888	45,112
Investment Companies 0.0%†
Grosvenor Capital Management Holdings, LLP, Initial Term Loan,
3.75%, 1/04/21	United States	9,703	9,672
IT Services 0.0%†
Aptean Inc., Term Loan, 5.25%, 2/26/20	United States	49,375	49,128
Sedgwick Claims Management Services Inc., Initial Term Loan, first lien,
3.75%, 3/01/21	United States	50,066	49,211
			98,339
Leisure Products 0.0%†
Bauer Performance Sports Ltd., Initial Term Loan B, 4.00%, 4/15/21	United States	11,580	11,554
SRAM LLC, Term Loan, senior secured, first lien guaranteed, 5.25%,
4/10/20	United States	35,128	33,987
			45,541
Life Sciences Tools & Services 0.0%†
Pharmaceutical Product Development, Term Loan, 4.25%, 8/18/22	United States	160,000	159,367
Machinery 0.1%
Dematic, New Incremental Term Loan, 4.25%, 12/28/19	United States	3,366	3,364
Generac Power Systems Inc., Term Loan B, 3.25%, 5/31/20	United States	272,490	267,722
Milacron, Term Loan B, 4.50%, 9/28/20	United States	16,507	16,538
North American Lifting Holdings Inc., Initial Term Loan, 5.50%, 11/27/20	United States	15,777	14,968
Onsite Rental Group Ltd., Term Loan B, 5.50%, 7/30/21	United States	118,095	114,257
			416,849
Media 0.1%
Charter Communications Inc.,
Term Loan H, 3.25%, 8/24/21	United States	65,000	64,977
Term Loan I, 3.50%, 1/24/23	United States	110,000	110,017
Time Inc., Term Loan B, 4.25%, 4/26/21	United States	34,650	34,607
Virgin Media, Term Loan F, 3.50%, 6/30/23	United States	288,031	285,459
The Weather Channel, Term Loan, 7.00%, 6/26/20	United States	250,000	236,016
William Morris Endeavor Entertainment LLC, Term Loan, first lien,
5.25%, 5/06/21	United States	52,470	52,365
			783,441
Metals & Mining 0.0%†
ABC Supply, Term Loan B, 3.50%, 4/16/20	United States	64,345	64,164
Signode Industrial Group, Initial Term Loan B, 3.75%, 5/01/21	United States	74,192	73,543
			137,707

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
[h]Senior Floating Rate Interests (continued)
Oil, Gas & Consumable Fuels 0.0%†
Energy Transfer Equity LP, Term Loan, 3.25%, 12/02/19	United States	33,128		$32,041
Energy Transfer Partners LP, Term Loan C, 4.00%, 12/02/19	United States	39,998		39,623
OSG Bulk Ships, Term Loan B, 5.25%, 8/05/19	United States	10,908		10,894
Southcross Energy Partners LP, senior secured, first lien guaranteed,
Term Loan B, 5.25%, 8/04/21	United States	29,849		28,357
Western Refining Inc., Term Loan B, 4.25%, 11/12/20	United States	74,634		74,424
				185,339
Pharmaceuticals 0.0%†
Amneal Pharmaceutical, Term Loan B, first lien guaranteed, senior
secured, 5.75%, 11/01/19	United States	19,593		19,666
JLL/Delta Dutch Newco B.V., Initial Dollar Term Loan, 4.25%, 3/11/21	United States	9,900		9,820
				29,486
Professional Services 0.0%†
iQor Inc., Term Loan B, first lien, 6.00%, 4/01/21	United States	68,934		56,526
Real Estate Investment Trusts (REITs) 0.0%†
Communications Sales & Leasing Inc., Term Loan B, 5.00%, 10/24/22	United States	240,000		231,000
Real Estate Management & Development 0.0%†
The Brickman Group Ltd. LLC, Initial Term Loan, 4.00%, 12/18/20	United States	6,895		6,813
Retailing 0.0%†
Talbots Inc., Term Loan, first lien, 5.50%, 3/19/20	United States	67,843		66,712
Semiconductors & Semiconductor Equipment 0.0%†
Entegris Inc., Tranche B Term Loan, 3.50%, 4/30/21	United States	14,515		14,443
NXP BV, Tranche D Term Loan, 3.25%, 1/11/20	Netherlands	9,825		9,810
				24,253
Software 0.1%
Infor (US) Inc. (Lawson Software Inc.), Tranche B-5 Term Loan, 3.75%,
6/03/20	United States	64,346		62,629
Micro Focus International PLC, Term Loan B, 5.25%, 11/19/21	United Kingdom	70,296		70,509
Renaissance Learning Inc., Initial Term Loan, first lien, 4.50%, 4/09/21	United States	31,010		30,326
SS&C Technologies Holdings Inc.,
Term Loan B-1, 4.00%, 7/08/22	United States	114,591		114,970
Term Loan B-2, 4.00%, 7/08/22	United States	18,565		18,626
Vertafore Inc., Term Loan B, 4.25%, 10/03/19	United States	74,425		74,433
				371,493
Specialty Retail 0.0%†
GNC Holdings Inc., Term Loan, 3.25%, 3/04/19	United States	87,619		86,962
PetSmart, Term Loan, 4.25%, 3/11/22	United States	109,067		109,036
				195,998
Technology Hardware, Storage & Peripherals 0.0%†
Dell Inc., Term Loan B-2, 4.00%, 4/29/20	United States	44,888		44,792
Trading Companies & Distributors 0.0%†
HD Supply, Term Loan B, 3.75%, 8/13/21	United States	92,000		91,609
Wireless Telecommunication Services 0.0%†
SBA Senior Finance II LLC, senior secured, first lien guaranteed, Term
Loan B, 3.25%, 3/24/21	United States	153,972		152,539
Total Senior Floating Rate Interests (Cost $5,829,914)				5,811,367
Foreign Government and Agency Securities 2.8%
Argentina Boden Bonds, senior note, 7.00%, 10/03/15	Argentina	4,143,000		4,267,290
[g]Cyprus Government International Bond, Reg S, 3.875%, 5/06/22	Cyprus	3,100,000	EUR	3,524,291
[g]Government of Hellenic Republic,
[f]144A, Reg S, 3.375%, 7/17/17	Greece	1,550,000	EUR	1,520,798
senior bond, Series PSI, Reg S, 3.00%, 2/24/23 - 2/24/42	Greece	5,560,000	EUR	3,641,914
[f]senior note, 144A, Reg S, 4.75%, 4/17/19	Greece	1,270,000	EUR	1,180,132

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Foreign Government and Agency Securities (continued)
[g]Government of Russia, senior bond, Reg S, 5.625%, 4/04/42	Russia	5,200,000	$4,732,270
[g]Kazakhstan Government International Bond, Reg S, 5.125%, 7/21/25	Kazakhstan	2,271,000	2,225,580
[g]Pakistan Government International Bond, Reg S, 6.75%, 12/03/19	Pakistan	1,716,000	1,758,915
[g]Perusahaan Penerbit SBSN Indonesia III, senior note, Reg S, 4.325%,
5/28/25	Indonesia	754,000	706,875
[g]Republic of Iraq, senior bond, Reg S, 5.80%, 1/15/28	Iraq	3,410,000	2,639,108
[g]Venezuela Government International Bond, Reg S, 5.75%, 2/26/16	Venezuela	952,000	759,220
Total Foreign Government and Agency Securities (Cost $26,239,003)			26,956,393
Foreign Government and Agency Securities in Reorganization	0.5%
[i]Argentine Republic Government International Bond,
senior bond, Series NY, 8.28%, 12/31/33	Argentina	3,642,495	3,751,769
senior note, 8.75%, 6/02/17	Argentina	1,539,173	1,558,396
Total Foreign Government and Agency Securities in Reorganization (Cost $5,192,256)			5,310,165
Asset-Backed Securities and Commercial Mortgage-Backed Securities 1.5%
Airlines 0.1%
[f]Latam Airlines, 2015-1 Pass Through Trust B, secured note, 144A,
4.50%, 11/15/23	Chile	980,000	950,512
Banks 0.1%
Capital One Multi-Asset Execution Trust,
2013-A3, 0.96%, 9/16/19	United States	100,000	100,048
2014-A2, 1.26%, 1/15/20	United States	40,000	40,136
2014-A5, 1.48%, 7/15/20	United States	90,000	90,532
National City Mortgage Capital Trust, Series 2008-2A1, 6.00%, 3/25/38	United States	92,694	98,178
[h]Wells Fargo Mortgage Backed Securities 2003-J Trust, 1A9, FRN,
2.653%, 10/25/33	United States	52,916	53,341
[h]Wells Fargo Mortgage Backed Securities 2003-M Trust, MA1, FRN,
2.615%, 12/25/33	United States	40,678	40,912
[h]Wells Fargo Mortgage Backed Securities 2004-A Trust, A1, FRN,
2.644%, 2/25/34	United States	43,598	43,725
[h]Wells Fargo Mortgage Backed Securities 2004-0 Trust, A1, FRN,
2.738%, 8/25/34	United States	17,914	17,893
Wells Fargo Mortgage Backed Securities 2005-16 Trust, A18, 6.00%,
1/25/36	United States	9,666	9,926
[h]Wells Fargo Mortgage Backed Securities 2005-AR10 Trust, FRN,
2A2, 2.676%, 6/25/35	United States	58,770	59,920
2A4, 2.676%, 6/25/35	United States	26,120	26,361
			580,972
Consumer Finance 0.1%
American Express Credit Account Master Trust,
0.98%, 5/15/19	United States	100,000	100,183
[h]FRN, 0.468%, 1/15/20	United States	100,000	100,082
Series 2014-3, 1.49%, 4/15/20	United States	100,000	100,727
Series 2014-A, 1.26%, 1/15/20	United States	100,000	100,252
[h]Series 2014-A, FRN, 0.488%, 5/15/20	United States	100,000	100,030
[h]Bank of America Credit Card Trust, FRN,
A, 0.468%, 9/16/19	United States	120,000	119,950
A, 0.578%, 6/15/21	United States	100,000	100,108
A3, 0.488%, 1/15/20	United States	100,000	99,988
			821,320
Diversified Financial Services 1.0%
Banc of America Funding 2005-5 Trust, 1A1, 5.50%, 9/25/35	United States	25,388	26,645
Banc of America Funding 2007-4 Trust, 5A1, 5.50%, 11/25/34	United States	28,600	29,115
Banc of America Alternative Loan 2003-8 Trust, 1CB1, 5.50%, 10/25/33	United States	13,920	14,661
Banc of America Alternative Loan 2004-9 Trust, 2CB1, 6.00%, 10/25/34	United States	14,149	14,689
Banc of America Alternative Loan 2005-6 Trust, CB7, 5.25%, 7/25/35	United States	28,531	26,401
[h]Banc of America Mortgage 2005-A Trust, 2A1, FRN, 2.65%, 2/25/35	United States	14,996	14,696
[h]Bear Stearns ARM 2004-6 Trust, 2A1, FRN, 2.94%, 9/25/34	United States	97,558	94,603

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[h]Bear Stearns ARM 2005-12 Trust, 11A1, FRN, 2.562%, 2/25/36	United States	29,735	$23,557
[f,h]BLCP Hotel Trust 2014-CLRN, E, 144A, FRN, 3.868%, 8/15/29	United States	100,000	100,395
BMW Vehicle Owner Trust,
2013-A, 0.67%, 11/27/17	United States	44,176	44,141
2014-A, 0.97%, 11/26/18	United States	75,000	74,932
[f]CAM Mortgage LLC, 2015-1, 144A, 3.50%, 7/15/64	United States	238,183	238,674
Chase Issuance Trust,
1.62%, 7/15/20	United States	300,000	301,223
[h]A3, FRN, 0.398%, 5/15/18	United States	110,000	109,952
[h]A5, FRN, 0.568%, 4/15/21	United States	120,000	120,138
A8, 1.01%, 10/15/18	United States	100,000	100,124
[h]Series 2014-A, FRN, 0.448%, 11/15/18	United States	85,000	84,973
Series 2014-A6, 1.26%, 7/15/19	United States	100,000	100,243
[h]Series 2015-A, FRN, 0.518%, 2/18/20	United States	110,000	110,116
Series 2015-A, 1.59%, 2/18/20	United States	135,000	135,647
[h]Chase Mortgage Finance Trust Series 2007-A1, Series 2007-11M1,
FRN, 2.467%, 3/25/37	United States	117,483	110,004
[f]CLI Funding LLC, 2014-2A, 144A, 3.38%, 10/18/29	United States	91,667	91,671
Citicorp Mortgage Securities 2006-4 Trust, 1A2, 6.00%, 8/25/36	United States	31,862	32,252
[f,h]Colony American Homes, FRN, 144A,
2014-1, 2.40%, 5/17/31	United States	110,000	108,020
2014-2, 2A, 3.40%, 7/17/31	United States	100,000	98,394
2014-2, 2.537%, 7/17/31	United States	300,000	299,800
Series 2015-D, 2.348%, 7/17/32	United States	100,000	97,401
[f,h]COMM 2014-SAVA Mortgage Trust, 2014-C, 144A, FRN, 2.598%,
6/15/34	United States	100,000	99,660
Countrywide Alternative Loan Trust,
2003-20CB, 2A1, 5.75%, 10/25/33	United States	28,930	30,288
2003-9T1, A7, 5.50%, 7/25/33	United States	30,062	30,322
2004-27CB, A1, 6.00%, 12/25/34	United States	103,778	103,879
2004-28CB, 5A1, 5.75%, 1/25/35	United States	12,086	12,262
2004-J3, 1A1, 5.50%, 4/25/34	United States	63,379	65,715
[h]2005-14, 2A1, FRN, 0.409%, 5/25/35	United States	68,603	57,094
2005-J1, 2A1, 5.50%, 2/25/25	United States	13,115	13,495
2006-4CB, 2A2, 5.50%, 4/25/36	United States	139,673	136,429
[h]Countrywide Home Loans Mortgage Pass-Through 2004-12 Trust, 8A1,
FRN, 2.88%, 8/25/34	United States	21,646	19,148
[h]Countrywide Home Loans Mortgage Pass-Through 2004-HYB4 Trust,
2A1, FRN, 2.574%, 9/20/34	United States	56,469	54,297
Countrywide Home Loans Mortgage Pass-Through 2005-21 Trust, A17,
5.50%, 10/25/35	United States	22,623	21,336
Deutsche Alt-A Securities Inc. Mortgage Loan 2005-3 Trust, 4A4,
5.25%, 6/25/35	United States	5,844	5,892
[h]Deutsche Alt-A Securities Inc. Mortgage Loan 2005-5 Trust, 1A4, FRN,
5.50%, 11/25/35	United States	15,653	15,070
[h]Discover Card Execution Note Trust, A1, FRN, 0.548%, 8/17/20	United States	210,000	209,963
Ford Credit Auto Owner Trust,
[f]2014-2A, 144A, 2.31%, 4/15/26	United States	100,000	100,885
2014-A3, 1.06%, 5/15/19	United States	55,000	55,021
2014-B, 0.90%, 10/15/18	United States	120,000	119,943
2015-A3, 1.28%, 9/15/19	United States	85,000	85,204
[h]Freddie Mac Structured Agency Credit Risk Debt Notes, FRN, 2.049%,
10/25/27	United States	250,000	248,778
GMACM Mortgage Loan Trust 2003-J7, Series 2003-A7, 5.00%,
11/25/33	United States	53,718	54,102
[f,h]GP Portfolio Trust 2014-GGP, A, 144A, FRN, 1.138%, 2/15/27	United States	88,989	88,921
GSR Mortgage Loan Trust 2005-4F, 6A1, 6.50%, 2/25/35	United States	47,049	47,699

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[h]GSR Mortgage Loan Trust 2005-AR6, 4A5, FRN, 2.781%, 9/25/35	United States	51,485	$52,075
Honda Auto Receivables 2013-4 Owner Trust, A3, 0.69%, 9/18/17	United States	33,483	33,462
Honda Auto Receivables 2014 Owner Trust, A3, 0.77%, 3/19/18	United States	90,000	89,834
Honda Auto Receivables 2014-3 Owner Trust,
A3, 0.88%, 6/15/18	United States	45,000	44,947
A4, 1.31%, 10/15/20	United States	30,000	30,019
Honda Auto Receivables 2014-4 Owner Trust, A3, 0.99%, 9/17/18	United States	55,000	54,995
Honda Auto Receivables 2015-1 Owner Trust, A3, 1.05%, 10/15/18	United States	60,000	59,971
Honda Auto Receivables 2015-2 Owner Trust, A3, 1.04%, 2/21/19	United States	165,000	164,670
Honda Auto Receivables 2015-3 Owner Trust, 1.27%, 4/18/19	United States	135,000	135,097
Hyundai Auto Receivables 2014-4 Owner Trust, A3, 0.79%, 7/16/18	United States	110,000	109,869
Hyundai Auto Receivables 2015-A Owner Trust, A3, 1.05%, 4/15/19	United States	55,000	54,971
Hyundai Auto Receivables 2015-B Owner Trust, A3, 1.12%, 11/15/19	United States	230,000	229,563
[f]Hilton USA Trust 2013-HLT, CFX, 144A, 3.714%, 11/05/30	United States	100,000	100,342
[h]Harborview Mortgage Loan Trust, 1A, FRN, 0.575%, 10/19/33	United States	157,474	148,826
[f,h]Invitation Homes Trust, B, 144A, FRN, 1.698%, 6/17/31	United States	100,000	99,050
[h]IndyMac Mortgage Loan Trust, Series 2005-A3, FRN, 2.61%, 8/25/35	United States	108,411	91,517
[h]JP Morgan Alternative Loan 2006-A1 Trust, 3A1, FRN, 2.547%, 3/25/36	United States	93,119	81,337
[h]JP Morgan Mortgage 2003-A2 Trust, 3A1, FRN, 1.99%, 11/25/33	United States	22,095	22,100
[h]JP Morgan Mortgage 2005-A1 Trust, 6T1, FRN, 2.648%, 2/25/35	United States	39,454	39,459
[h]JP Morgan Mortgage 2005-A3 Trust, 4A1, FRN, 2.689%, 6/25/35	United States	17,025	17,243
JP Morgan Mortgage 2005-S3 Trust, 1A11, 6.00%, 1/25/36	United States	232,433	207,570
[h]JP Morgan Mortgage 2006-A1 Trust, 1A2, FRN, 2.509%, 2/25/36	United States	61,302	54,653
[h]JP Morgan Mortgage 2006-A7 Trust, 2A4, FRN, 2.581%, 1/25/37	United States	47,290	41,813
[h]JP Morgan Mortgage 2007-A1 Trust, 4A2, FRN, 2.727%, 7/25/35	United States	12,718	12,806
JP Morgan Mortgage 2007-S1 Trust, 2A22, 5.75%, 3/25/37	United States	72,692	60,405
[h]Lehman XS Trust Series, 2006-4N, FRN, 0.419%, 4/25/46	United States	107,817	78,983
[h]Merrill Lynch Mortgage Investors MLCC, FRN,
2006-1A, 2.477%, 2/25/36	United States	136,549	133,458
2006-2, 2.132%, 5/25/36	United States	18,083	17,971
Nissan Auto Lease Trust, 2014-B, 1.12%, 9/15/17	United States	45,000	45,034
Nissan Auto Receivables 2013-C Owner Trust, A3, 0.67%, 8/15/18	United States	24,836	24,789
[h]New York Mortgage 2006-1 Trust, 2A2, FRN, 2.618%, 5/25/36	United States	43,461	39,630
Ocwen Loan Servicing LLC, MASTR Alternative Loan Trust 2004-12,
6A2, 5.25%, 12/25/34	United States	14,889	14,931
Ocwen Loan Servicing LLC, MASTR Alternative Loan Trust 2004-8,
2A1, 6.00%, 9/25/34	United States	124,404	131,399
[h]Ocwen Loan Servicing LLC, MASTR Adjustable Rate Mortgages 2004-7
Trust, 3A1, FRN, 2.614%, 7/25/34	United States	69,167	67,436
[f]OneMain Financial Issuance Trust 2015-1, Series 2015-A, 144A, 3.19%,
3/18/26	United States	150,000	151,770
[h]Provident Funding Mortgage Loan 2005-2 Trust, 2A1A, FRN, 2.552%,
10/25/35	United States	13,529	13,502
[h]Structured Adjustable Rate Mortgage Loan Trust, FRN,
1A, 2.384%, 6/25/34	United States	35,737	35,258
Series 2004-7A3, 2.712%, 9/25/34	United States	54,357	54,329
Structured Asset Securities Corp. Trust 2005-1, 7A7, 5.50%, 2/25/35	United States	25,102	25,701
[f,h]SCG Trust 2013-SRP1, FRN, 144A,
A, 1.587%, 11/15/26	United States	100,000	99,544
C, 3.437%, 11/15/26	United States	100,000	100,420
[f]Sierra Timeshare 2013-3 Receivables Funding LLC, A, 144A, 2.20%,
10/20/30	United States	77,150	77,403
[f]TAL Advantage V LLC, A, 144A, 3.55%, 11/20/38	United States	82,500	82,860
Toyota Auto Receivables 2014-C Owner Trust, A3, 0.93%, 7/16/18	United States	40,000	39,970
Toyota Auto Receivables 2015-B Owner Trust, 1.27%, 5/15/19	United States	255,000	254,678
Toyota Auto Receivables 2015-C Owner Trust, A3, 1.34%, 6/17/19, C	United States	135,000	135,198
USAA Auto Owner Trust, A4, 0.57%, 8/15/17	United States	13,892	13,891
USAA Auto Owner Trust 2015-1, 1.20%, 6/17/19	United States	150,000	150,228

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[f]US Residential Opportunity Fund Trust, 144A,
3.721%, 1/27/35	United States	92,221	$92,200
Series 15-1III, A, 3.721%, 2/27/35	United States	91,915	91,881
[f]VOLT LLC, 144A,
2015-NPL1 A1, 3.625%, 10/25/57	United States	93,097	93,193
2015-NPL2 A1, 3.375%, 2/25/55	United States	90,932	90,833
2015-NPL4 A1, 3.50%, 2/25/55	United States	201,213	201,178
[h]WaMu Mortgage Pass-Through Certificates Series 2005-AR7 Trust, A3,
FRN, 2.484%, 8/25/35	United States	133,869	134,010
[h]WaMu Mortgage Pass-Through Certificates Series 2005-AR10 Trust,
1A3, FRN, 2.503%, 9/25/35	United States	150,000	145,524
[h]WaMu Mortgage Pass-Through Certificates Series 2007-HY5 Trust,
FRN, 2.043%, 5/25/37	United States	170,051	148,529
[h]Wells Fargo Bank, N.A., Adjustable Rate Mortgage 2004-4 Trust, 3A1,
FRN, 2.716%, 3/25/35	United States	62,510	61,258
[h]Wells Fargo Bank, N.A., Adjustable Rate Mortgage 2004-5 Trust, 5A1,
FRN, 2.59%, 4/25/35	United States	18,492	18,073
[h]Wells Fargo Bank N.A., Adjustable Rate Mortgage 2004-5 Trust, 6A1,
FRN, 2.565%, 4/25/35	United States	11,387	11,295
[h]World Financial Network Credit Card Master Trust, Series 2015-A, FRN,
0.678%, 2/15/22	United States	120,000	119,580
			9,310,401
Other ABS 0.0%†
BXHT 2015-DRMZ Mortgage Trust, 8.386%, 7/15/29	United States	239,031	239,031
[f]Oak Hill Advisors Residential Loan Trust 2015-NPL2, 144A, 3.721%,
7/25/55	United States	145,000	145,413
			384,444
Real Estate Investment Trusts (REITs) 0.1%
[f]American Homes 4 Rent, 144A,
[h]Series 2014-SFR1, FRN, 2.75%, 6/17/31	United States	100,000	96,302
Series 2014-SFR3, 6.418%, 12/17/36	United States	100,000	105,424
Series 2015-SFR1, 5.639%, 4/17/52	United States	110,000	108,622
[h]Ally Master Owner Trust, FRN,
1A1, 0.668%, 1/15/19	United States	100,000	99,548
2A, 0.568%, 1/16/18	United States	135,000	135,002
[h]Citigroup Mortgage Loan 2005-2 Trust, 1A4, FRN, 2.662%, 5/25/35	United States	29,419	28,772
[h]Citigroup Mortgage Loan 2005-11 Trust, A2A, FRN, 2.73%, 10/25/35	United States	47,234	46,896
[f,h]Citigroup Mortgage Loan 2009-10 Trust, 6A2, 144A, FRN, 2.897%,
9/25/34	United States	120,000	109,289
[f,h]Citigroup Mortgage Loan 2015-2 Trust, 1A1, 144A, FRN, 0.391%,
6/25/47	United States	101,841	94,673
[h]Citigroup Mortgage Loan Trust Inc., FRN,
2.734%, 8/25/35	United States	151,784	148,000
[f]Series 2014-2A1, 144A, 0.331%, 8/25/36	United States	91,931	85,890
			1,058,418
Thrifts & Mortgage Finance 0.1%
Citibank Credit Card Issuance Trust,
[h]2013-A2, A2, FRN, 0.48%, 5/26/20	United States	125,000	124,710
2014-A2, A2, 1.02%, 2/22/19	United States	100,000	99,989
[h]2014-A3, A3, FRN, 0.392%, 5/09/18	United States	100,000	99,985
2014-A4, A4, 1.23%, 4/24/19	United States	100,000	100,261
[h]2014-A7, A7, FRN, 0.40%, 8/24/18	United States	100,000	99,588
[h]2014-A7, A7, FRN, 0.622%, 9/10/20	United States	200,000	200,711
2014-A8, A8, 1.73%, 4/09/20	United States	100,000	100,936
A10, 0.73%, 2/07/18	United States	100,000	100,058
Credit Suisse First Boston Mortgage Securities Corp.,
2A1, 5.25%, 11/25/20	United States	77,372	77,951
[h]3A1, FRN, 2.621%, 5/25/34	United States	28,956	28,283

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Thrifts & Mortgage Finance (continued)
Credit Suisse First Boston Mortgage Securities Corp.,
[h]4A1, FRN, 5.196%, 12/25/33	United States	6,670	$6,636
4A4, 5.75%, 11/25/33	United States	4,146	4,382
[h]7A1, FRN, 2.549%, 11/25/33	United States	10,794	10,436
[f,h]Credit Suisse Mortgage Capital Certificates, Series 2015-A, 144A, FRN,
1.448%, 3/15/17	United States	110,000	109,859
[h]GS Mortgage Securities Trust 2007-GG10, FRN, 5.988%, 8/10/45	United States	130,000	130,441
			1,294,226
Whole Loan Collateral CMO 0.0%†
[f]FDIC 2013-N1 Trust, A, 144A, 4.50%, 10/25/18	United States	4,257	4,275
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $14,399,623)			14,404,568
		Number of Contracts
Options Purchased 0.4%
Calls – Exchange-Traded
Airlines 0.0%†
American Airlines Group Inc., September Strike Price, $43.00, Expires
9/18/15	United States	164	5,248
Delta Air Lines Inc., September Strike Price, $48.00, Expires 9/18/15	United States	85	2,720
Delta Air Lines Inc., December Strike Price, $50.00, Expires 12/18/15	United States	84	11,592
United Continental Holdings Inc., September Strike Price, $60.00,
Expires 9/18/15	United States	36	3,348
United Continental Holdings Inc., December Strike Price, $60.00,
Expires 12/18/15	United States	36	13,284
			36,192
Banks 0.0%†
Citigroup Inc., January Strike Price, $55.00, Expires 1/15/16	United States	36	10,404
Beverages 0.0%†
Molson Coors Brewing Co., B, October Strike Price, $70.00, Expires
10/16/15	United States	84	25,200
Biotechnology 0.0%†
Amgen Inc., January Strike Price, $150.00, Expires 1/15/16	United States	62	83,700
Chemicals 0.0%†
The Dow Chemical Co., January Strike Price, $45.00, Expires 1/15/16	United States	85	23,715
The Dow Chemical Co., December Strike Price, $50.00, Expires
12/18/15	United States	157	15,700
			39,415
Diversified Telecommunication Services 0.0%†
Telecom Italia SpA, December Strike Price, 1.30 EUR, Expires 12/18/15	Italy	883	19,520
Electrical Equipment 0.0%†
Alstom SA, September Strike Price, 28.00 EUR, Expires 9/18/15	France	69	12,853
Alstom SA, December Strike Price, 28.00 EUR, Expires 12/18/15	France	92	30,352
			43,205
Exchange Traded Funds 0.0%†
Financial Select Sector SPDR Fund, October Strike Price, $24.00,
Expires 10/16/15	United States	87	4,263
Market Vectors Semiconductor ETF, November Strike Price, $50.00,
Expires 11/20/15	United States	433	121,240
SPDR Barclays Convertible Securities ETF, October Strike Price,
$ 48.00, Expires 10/16/15	United States	44	1,100
SPDR S&P 500 ETF Trust, September Strike Price, $206.00, Expires
9/04/15	United States	37	111
SPDR S&P 500 ETF Trust, September Strike Price, $209.50, Expires
9/04/15	United States	348	348
			127,062

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Number of Contracts	Value
Options Purchased (continued)
Calls – Exchange-Traded (continued)
Hotels, Restaurants & Leisure 0.0%†
Starwood Hotels & Resorts Worldwide Inc., September Strike Price,
7$5.00, Expires 9/18/15	United States	54	$8,046
Starwood Hotels & Resorts Worldwide Inc., October Strike Price,
$75.00, Expires 10/16/15	United States	13	3,711
Yum! Brands Inc., September Strike Price, $82.50, Expires 9/18/15	United States	56	8,120
Yum! Brands Inc., October Strike Price, $82.50, Expires 10/16/15	United States	79	23,621
			43,498
Insurance 0.0%†
The Hartford Financial Services Group Inc., September Strike Price,
$50.00, Expires 9/18/15	United States	205	7,790
Internet Software & Services 0.1%
eBay Inc., January Strike Price, $50.00, Expires 1/15/16	United States	284	372,324
Pandora Media Inc., September Strike Price, $24.00, Expires 9/18/15	United States	89	178
			372,502
IT Services 0.0%†
PayPal Holdings Inc., October Strike Price, $35.00, Expires 10/16/15	United States	143	29,315
Media 0.0%†
Dish Network Corp., A, December Strike Price, $65.00, Expires
12/18/15	United States	112	31,360
Metals & Mining 0.0%†
United States Steel Corp., September Strike Price, $19.00, Expires
9/18/15	United States	84	1,932
Vale SA, ADR, September Strike Price, $8.00, Expires 9/18/15	Brazil	339	678
			2,610
Multiline Retail 0.0%†
Macy's Inc., January Strike Price, $75.00, Expires 1/15/16	United States	72	3,564
Pharmaceuticals 0.0%†
Perrigo Co. PLC, September Strike Price, $200.00, Expires 9/18/15	United States	75	9,000
Perrigo Co. PLC, November Strike Price, $190.00, Expires 11/20/15	United States	37	33,855
Perrigo Co. PLC, November Strike Price, $200.00, Expires 11/20/15	United States	81	64,638
			107,493
Semiconductors & Semiconductor Equipment 0.0%†
Avago Technologies Ltd., January Strike Price, $120.00, Expires
1/15/16	Singapore	86	148,780
Micron Technology Inc., October Strike Price, $21.00, Expires 10/16/15	United States	41	1,189
NXP Semiconductors NV, October Strike Price, $87.50, Expires
10/16/15	Netherlands	68	31,280
			181,249
Software 0.0%†
Citrix Systems Inc., January Strike Price, $80.00, Expires 1/15/16	United States	70	10,500
TiVo Inc., January Strike Price, $12.00, Expires 1/15/16	United States	56	784
			11,284
Technology Hardware, Storage & Peripherals 0.0%†
EMC Corp., October Strike Price, $27.00, Expires 10/16/15	United States	217	8,463
Hewlett-Packard Co., September Strike Price, $32.00, Expires 9/18/15	United States	31	186
Hewlett-Packard Co., October Strike Price, $30.00, Expires 10/16/15	United States	31	1,271
Hewlett-Packard Co., January Strike Price, $31.00, Expires 1/15/16	United States	247	22,724
NCR Corp., January Strike Price, $35.00, Expires 1/15/16	United States	109	4,360
			37,004

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

			Notional
Franklin K2 Alternative Strategies Fund	Country	Counterparty	Amount*	Value
Options Purchased (continued)
Calls – Over-the-Counter
Currency Options 0.0%†
USD/KRW, November Strike Price, 1,113.00 KRW, Expires 11/25/15	South Korea	BOFA	2,359,560,000	KRW $	135,716
USD/TWD, January Strike Price, 31.10 TWD, Expires 1/19/16	Taiwan	BOFA	54,736,000	TWD	81,213
					216,929
		Number of Contracts
Puts – Exchange-Traded
Biotechnology 0.0%†
PDL BioPharma Inc., November Strike Price, $5.00, Expires 11/20/15	United States		40		1,300
Construction Materials 0.0%†
Cemex SAB de CV, ADR, September Strike Price, $8.00, Expires
9/18/15	Mexico		157		7,379
LafargeHolcim Ltd., December Strike Price, 60.00 CHF, Expires
12/18/15	Switzerland		40		12,621
LafargeHolcim Ltd., December Strike Price, 66.00 CHF, Expires
12/18/15	Switzerland		40		26,856
					46,856
Diversified Financial Services 0.1%
Euro STOXX 50 Index, October Strike Price, 3,000.00 EUR, Expires
10/16/15	Germany		9		5,110
Euro STOXX 50 Index, October Strike Price, 3,100.00 EUR, Expires
10/16/15	Germany		197		161,155
Euro STOXX Technology Index, December Strike Price, 310.00 EUR,
Expires 12/18/15	Germany		14		6,127
S&P 500 Index, September Strike Price, $1,900.00, Expires 9/18/15	United States		106		239,348
S&P 500 Index, September Strike Price, $1,925.00, Expires 9/18/15	United States		68		197,200
S&P 500 Index, September Strike Price, $1,920.00, Expires 9/30/15	United States		18		67,932
S&P 500 Index, October Strike Price, $1,800.00, Expires 10/16/15	United States		17		37,400
S&P 500 Index, October Strike Price, $1,875.00, Expires 10/16/15	United States		7		26,040
S&P 500 Index, October Strike Price, $1,925.00, Expires 10/16/15	United States		34		167,960
					908,272
Electrical Equipment 0.0%†
Alstom SA, September Strike Price, 22.00 EUR, Expires 9/18/15	France		257		6,921
Alstom SA, September Strike Price, 24.00 EUR, Expires 9/18/15	France		101		6,914
					13,835
Exchange Traded Funds 0.0%†
iShares MSCI Emerging Markets ETF, October Strike Price, $33.00,
Expires 10/16/15	United States		527		62,186
iShares US Real Estate ETF, September Strike Price, $72.00, Expires
9/18/15	United States		369		76,752
SPDR S&P 500 ETF Trust, October Strike Price, $193.00, Expires
10/16/15	United States		97		50,925
					189,863
Health Care Providers & Services 0.0%†
Aetna Inc., October Strike Price, $110.00, Expires 10/16/15	United States		74		25,530
Independent Power & Renewable Electricity Producers 0.0%†
Pattern Energy Group Inc., December Strike Price, $15.00, Expires
12/18/15	United States		36		540
Interest Rate 0.0%†
Eurodollar Future, September Strike Price, $99.50, Expires 9/14/15	United States		392		2,450
Internet & Catalog Retail 0.0%†
Netflix Inc., September Strike Price, $55.00, Expires 9/18/15	United States		84		252
Netflix Inc., September Strike Price, $78.57, Expires 9/18/15	United States		91		1,911
					2,163

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Number of Contracts			Value
Options Purchased (continued)
Puts – Exchange-Traded (continued)
Media 0.1%
Charter Communications Inc., A, March Strike Price, $210.00, Expires
3/18/16	United States		87		$327,120
Charter Communications Inc., A, April Strike Price, $210.00, Expires
4/15/16	United States		71		271,930
Time Warner Cable Inc., October Strike Price, $155.00, Expires
10/16/15	United States		76		10,260
Vivendi SA, September Strike Price, 20.14 EUR, Expires 9/18/15	France		173		2,429
Vivendi SA, September Strike Price, 21.10 EUR, Expires 9/18/15	France		500		14,626
Vivendi SA, December Strike Price, 21.10 EUR, Expires 12/18/15	France		64		6,440
Vivendi SA, December Strike Price, 22.00 EUR, Expires 12/18/15	France		182		25,325
Vivendi SA, March Strike Price, 22.00 EUR, Expires 3/18/16	France		61		11,637
					669,767
Metals & Mining 0.0%†
Teck Resources Ltd., February Strike Price, $4.00, Expires 2/19/16	Canada		128		6,080
ThyssenKrupp AG, December Strike Price, 19.00 EUR, Expires
12/18/15	Germany		231		32,402
ThyssenKrupp AG, December Strike Price, 21.00 EUR, Expires
12/18/15	Germany		232		62,481
					100,963
Oil, Gas & Consumable Fuels 0.0%†
Scorpio Tankers Inc., October Strike Price, $7.50, Expires 10/16/15	United States		30		450
Southwestern Energy Co., September Strike Price, $17.00, Expires
9/18/15	United States		102		20,910
Vanguard Natural Resources LLC, October Strike Price, $17.00, Expires
10/16/15	United States		14		11,060
					32,420
Pharmaceuticals 0.1%
Mylan NV, October Strike Price, $55.00, Expires 10/16/15	United States		327		207,645
Road & Rail 0.0%†
Asciano Ltd., September Strike Price, 7.50 AUD, Expires 9/24/15	Australia		226		32
Technology Hardware, Storage & Peripherals 0.0%†
NCR Corp., September Strike Price, $25.00, Expires 9/18/15	United States		172		19,780
Wireless Telecommunication Services 0.0%†
Vodafone Group PLC, September Strike Price, 2.10 GBP, Expires
9/18/15	United Kingdom		63		1,208
			Notional
		Counterparty	Amount*
Puts – Over-the-Counter
Currency Options 0.0%†
CNY/USD, January Strike Price, 6.21 CNY, Expires 1/19/16	China	BOFA	14,345,100	CNY	963
Receiver Swaptions - Over-the-Counter
Interest Rate 0.0%†
Receive fixed 1 year 4.20%, pay float 28 Day TIIE, Expires 9/30/16	Mexico	BOFA	50,000,000	MXN	5,115
Receive fixed 1 year 4.26%, pay float 28 Day TIIE, Expires 10/23/15	Mexico	BOFA	27,000,000	MXN	3,166
Receive fixed 1 year 4.89%, pay float 28 Day TIIE, Expires 8/17/16	Mexico	DBFX	45,000,000	MXN	11,711
					19,992
Total Options Purchased (Cost $4,301,468)					3,672,875
Total Investments before Short Term Investments (Cost $683,353,540)					694,180,344
			Principal Amount*
Short Term Investments 0.0%†
U.S. Government and Agency Securities 0.0%†
[a,n]U.S. Treasury Bills,
10/01/15	United States		200,000		200,000
10/22/15	United States		150,000		149,995

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Total Short Term Investments (Cost $349,979)			$349,995
Total Investments before Money Market Funds and Repurchase Agreements (Cost $683,703,519)			694,530,339
Money Market Funds (Cost $75,183,768) 7.8%
[o,p]Dreyfus Government Cash Management, Institutional Shares, 0.01%	United States	75,183,768	75,183,768
		Principal Amount*
Repurchase Agreement (Cost $43,766,225) 4.5%
[q]Joint Repurchase Agreement, 0.093%, 9/01/15 (Maturity Value
$43,766,338)	United States	43,766,225	43,766,225
BNP Paribas Securities Corp. (Maturity Value $8,179,053)
Credit Suisse Securities (USA) LLC (Maturity Value $12,268,142)
Deutsche Bank Securities LLC (Maturity Value $10,232,570)
HSBC Securities (USA) Inc. (Maturity Value $9,201,435)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $3,885,138)
Collateralized by U.S. Government Agency Securities, 0.187% - 0.208%, 5/08/17 -
1/08/18; and U.S. Treasury Notes, 1.00% - 2.625%, 5/15/18 - 8/15/20 (valued at
$44,661,388).

Total Investments (Cost $802,653,512) 84.0%			813,480,332
Options Written (0.1)%			(727,293)
Securities Sold Short (21.3)%			(206,285,635)
Other Assets, less Liabilities 37.4%			361,652,684
Net Assets 100.0%			$968,120,088
		Number of Contracts
Options Written (0.1)%
Calls – Exchange-Traded
Air Freight & Logistics (0.0)%†
TNT Express NV, December Strike Price, 8.00 EUR, Expires 12/18/15	Netherlands	17	(172)
Airlines (0.0)%†
Delta Air Lines Inc., December Strike Price, $60.00, Expires 12/18/15	United States	72	(1,080)
United Continental Holdings Inc., September Strike Price, $59.00,
Expires 9/18/15	United States	26	(3,380)
United Continental Holdings Inc., December Strike Price, $75.00,
Expires 12/18/15	United States	36	(2,052)
			(6,512)
Diversified Financial Services (0.0)%†
S&P 500 Index, September Strike Price, $2,050.00, Expires 9/30/15	United States	18	(25,560)
Diversified Telecommunication Services (0.0)%†
Telecom Italia SpA, December Strike Price, 1.50 EUR, Expires 12/18/15	Italy	878	(3,448)
Electrical Equipment (0.0)%†
Alstom SA, December Strike Price, 32.00 EUR, Expires 12/18/15	France	92	(16,105)
Alstom SA, September Strike Price, 32.00 EUR, Expires 9/18/15	France	69	(3,716)
			(19,821)
Exchange Traded Funds (0.0)%†
SPDR S&P 500 ETF Trust, October Strike Price, $206.00, Expires
10/16/15	United States	97	(15,617)
Health Care Providers & Services (0.0)%†
Aetna Inc., September Strike Price, $125.00, Expires 9/18/15	United States	19	(1,596)
Media (0.0)%†
Charter Communications Inc., A, March Strike Price, $210.00, Expires
3/18/16	United States	87	(64,380)
Charter Communications Inc., A, April Strike Price, $210.00, Expires
4/15/16	United States	71	(57,155)
Vivendi SA, December Strike Price, 24.93 EUR, Expires 12/18/15	France	64	(2,546)
Vivendi SA, December Strike Price, 26.85 EUR, Expires 12/18/15	France	364	(5,537)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Number of Contracts			Value
Options Written (continued)
Calls – Exchange-Traded (continued)
Media (continued)
Vivendi SA, March Strike Price, 27.00 EUR, Expires 3/18/16	France		61		$(2,259)
					(131,877)
Pharmaceuticals (0.0)%†
Perrigo Co. PLC, November Strike Price, $210.00, Expires 11/20/15	United States		37		(15,170)
Perrigo Co. PLC, November Strike Price, $220.00, Expires 11/20/15	United States		37		(6,475)
Perrigo Co. PLC, November Strike Price, $230.00, Expires 11/20/15	United States		37		(2,590)
					(24,235)
			Notional
		Counterparty	Amount*
Calls – Over-the-Counter
Currency Options (0.0)%†
USD/KRW, November Strike Price, 1,150.00 KRW, Expires 11/25/15	South Korea	BOFA	2,438,000,000	KRW	(84,521)
		Number of Contracts
Puts – Exchange-Traded
Chemicals (0.0)%†
The Dow Chemical Co., January Strike Price, $33.00, Expires 1/15/16	United States		85		(7,480)
Diversified Financial Services (0.1)%
S&P 500 Index, September Strike Price, $1,780.00, Expires 9/30/15	United States		18		(24,390)
S&P 500 Index, September Strike Price, $1,800.00, Expires 9/18/15	United States		106		(85,966)
					(110,356)
Diversified Telecommunication Services (0.0)%†
Telecom Italia SpA, December Strike Price, 0.95 EUR, Expires 12/18/15	Italy		805		(32,068)
Exchange Traded Funds (0.0)% †
iShares US Real Estate ETF, September Strike Price, $67.00, Expires
9/18/15	United States		369		(14,022)
SPDR S&P 500 ETF Trust, October Strike Price, $183.00, Expires
10/16/15	United States		97		(28,712)
					(42,734)
Media (0.0)%†
Time Warner Cable Inc., October Strike Price, $130.00, Expires
10/16/15	United States		43		(4,407)
Vivendi SA, March Strike Price, 20.00 EUR, Expires 3/18/16	France		243		(24,269)
					(28,676)
Metals & Mining (0.0)%†
Teck Resources Ltd., February Strike Price, $2.00, Expires 2/19/16	Canada		255		(4,335)
Pharmaceuticals (0.0)%†
Perrigo Co. PLC, November Strike Price, $160.00, Expires 11/20/15	United States		122		(62,830)
Perrigo Co. PLC, September Strike Price, $170.00, Expires 9/18/15	United States		75		(15,750)
					(78,580)
Road & Rail (0.0)%†
Asciano Ltd., December Strike Price, 8.25 AUD, Expires 12/17/15	Australia		226		(3,056)
Software (0.0)%†
Citrix Systems Inc., January Strike Price, $75.00, Expires 1/15/16	United States		70		(66,150)
TiVo Inc., January Strike Price, $10.00, Expires 1/15/16	United States		56		(7,560)
					(73,710)
Technology Hardware, Storage & Peripherals (0.0)%†
EMC Corp., January Strike Price, $25.00, Expires 1/15/16	United States		144		(29,376)
Hewlett-Packard Co., September Strike Price, $27.00, Expires 9/18/15	United States		31		(1,674)
Hewlett-Packard Co., October Strike Price, $26.00, Expires 10/16/15	United States		31		(1,705)
					(32,755)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

			Notional
Franklin K2 Alternative Strategies Fund	Country	Counterparty	Amount*		Value
Options Written (continued)
Receiver Swaptions - Over-the-Counter
Interest Rate (0.0)%†
Receive float 28 Day TIIE, pay fixed 1 year 3.73%, Expires 10/01/15	Mexico	BOFA	50,000,000	MXN	(184)
Total Options Written
(Premiums Received $636,139)					$(727,293)
			Shares
Securities Sold Short (21.3)%
Common Stocks (7.3)%
Aerospace & Defense (0.1)%
Airbus Group NV	France		15,027		(979,542)
Air Freight & Logistics (0.0)%†
Atlas Air Worldwide Holdings Inc.	United States		2,137		(88,279)
Airlines (0.1)%
American Airlines Group Inc.	United States		7,636		(297,651)
Spirit Airlines Inc.	United States		11,911		(610,439)
					(908,090)
Automobiles (0.1)%
Fiat Chrysler Automobiles NV	United Kingdom		50,293		(707,708)
Beverages (0.0)%†
Brown-Forman Corp., B	United States		355		(34,825)
Dr Pepper Snapple Group Inc.	United States		515		(39,516)
					(74,341)
Biotechnology (0.3)%
Acorda Therapeutics Inc.	United States		13,679		(437,318)
Exelixis Inc.	United States		153,645		(914,188)
Ironwood Pharmaceuticals Inc.	United States		30,046		(330,506)
Ligand Pharmaceuticals Inc., B	United States		7,360		(676,678)
PDL BioPharma Inc.	United States		26,708		(150,900)
PTC Therapeutics Inc.	United States		2,751		(105,061)
					(2,614,651)
Capital Markets (0.1)%
Affiliated Managers Group Inc.	United States		474		(88,373)
Cowen Group Inc.	United States		118,211		(625,336)
New Mountain Finance Corp.	United States		2,766		(40,937)
					(754,646)
Commercial Services & Supplies (0.0)%†
Cenveo Inc.	United States		64,282		(110,565)
Communications Equipment (0.2)%
InterDigital Inc.	United States		1,530		(75,689)
Palo Alto Networks Inc.	United States		8,209		(1,348,082)
ViaSat Inc.	United States		3,996		(234,845)
					(1,658,616)
Construction Materials (0.1)%
Cemex SAB de CV, ADR	Mexico		61,637		(484,467)
Lennox International Inc.	United States		311		(36,710)
					(521,177)
Consumer Finance (0.0)%†
Encore Capital Group Inc.	United States		6,202		(251,987)
Diversified Consumer Services (0.1)%
Ascent Capital Group Inc.	United States		1,532		(43,018)
Carriage Services Inc.	United States		17,686		(405,894)
					(448,912)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Securities Sold Short (continued)
Common Stocks (continued)
Diversified Telecommunication Services (0.1)%
Frontier Communications Corp.	United States	66,866	$(339,011)
Iridium Communications Inc.	United States	50,350	(375,107)
Telecom Italia SpA	Italy	104,114	(126,528)
			(840,646)
Electrical Equipment (0.0)%†
General Cable Corp.	United States	8,352	(121,522)
SolarCity Corp.	United States	3,980	(192,154)
			(313,676)
Electronic Equipment, Instruments & Components (0.1)%
Vishay Intertechnology Inc.	United States	75,730	(748,212)
Energy Equipment & Services (0.4)%
Halliburton Co.	United States	65,085	(2,561,095)
Schlumberger Ltd.	United States	14,108	(1,091,536)
SEACOR Holdings Inc.	United States	5,551	(358,095)
			(4,010,726)
Food Products (0.3)%
Archer-Daniels-Midland Co.	United States	7,538	(339,135)
Bunge Ltd.	United States	3,586	(259,806)
Post Holdings Inc.	United States	38,740	(2,528,947)
			(3,127,888)
Health Care Equipment & Supplies (0.1)%
Alere Inc.	United States	3,352	(174,204)
Hologic Inc.	United States	3,472	(134,748)
Quidel Corp.	United States	11,045	(227,417)
Wright Medical Group Inc.	United States	11,848	(273,333)
			(809,702)
Health Care Providers & Services (0.5)%
Aetna Inc.	United States	5,669	(649,214)
Amsurg Corp.	United States	385	(30,192)
Anthem Inc.	United States	8,541	(1,204,708)
Brookdale Senior Living Inc.	United States	15,113	(414,398)
Centene Corp.	United States	5,479	(338,164)
Healthways Inc.	United States	2,095	(25,580)
Molina Healthcare Inc.	United States	27,188	(2,027,953)
			(4,690,209)
Hotels, Restaurants & Leisure (0.3)%
Las Vegas Sands Corp.	United States	16,925	(782,443)
MGM Resorts International	United States	65,359	(1,335,284)
Yum! Brands Inc.	United States	10,841	(864,787)
			(2,982,514)
Household Durables (0.2)%
Hovnanian Enterprises Inc.	United States	32,155	(60,130)
Jarden Corp.	United States	37,524	(1,926,482)
LGI Homes Inc.	United States	14,840	(386,434)
			(2,373,046)
Household Products (0.1)%
Colgate-Palmolive Co	United States	5,877	(369,134)
Kimberly-Clark Corp.	United States	3,794	(404,175)
			(773,309)
Independent Power & Renewable Electricity Producers (0.0)%†
Pattern Energy Group Inc.	United States	10,680	(242,116)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Securities Sold Short (continued)
Common Stocks (continued)
Insurance (0.1)%
Ace Ltd.	United States	9,120	$(931,699)
AmTrust Financial Services Inc.	United States	3,720	(216,318)
			(1,148,017)
Internet & Catalog Retail (0.1)%
Ctrip.com International Ltd., ADR	China	3,403	(226,129)
Priceline Group Inc.	United States	754	(941,475)
Vipshop Holdings Ltd., ADR	China	13,717	(246,769)
			(1,414,373)
Internet Software & Services (0.3)%
Alibaba Group Holding Ltd., ADR	China	11,801	(780,282)
Blucora Inc.	United States	5,135	(71,685)
j2 Global Inc.	United States	8,011	(557,405)
MercadoLibre Inc.	Argentina	4,457	(490,493)
Qihoo 360 Technology Co. Ltd., ADR	China	1,793	(94,796)
Twitter Inc.	United States	2,048	(56,914)
VeriSign Inc.	United States	12,019	(828,590)
WebMD Health Corp.	United States	6,819	(280,465)
			(3,160,630)
Leisure Products (0.2)%
BRP Inc.	Canada	8,105	(167,447)
JAKKS Pacific Inc.	United States	36,807	(350,771)
Polaris Industries Inc.	United States	10,369	(1,346,622)
			(1,864,840)
Life Sciences Tools & Services (0.0)%†
Albany Molecular Research Inc.	United States	11,181	(222,949)
Sequenom Inc.	United States	86,905	(186,846)
			(409,795)
Machinery (0.3)%
Altra Industrial Motion Corp.	United States	12,072	(301,921)
Caterpillar Inc.	United States	6,152	(470,259)
Cummins Inc.	United States	1,899	(231,203)
Deere & Co.	United States	6,510	(532,388)
Navistar International Corp.	United States	4,002	(71,396)
PACCAR Inc.	United States	13,015	(767,494)
Trinity Industries Inc.	United States	34,023	(918,281)
			(3,292,942)
Media (0.3)%
Nielsen Holdings PLC	United States	655	(29,626)
Sirius XM Holdings Inc.	United States	731,361	(2,790,142)
			(2,819,768)
Metals & Mining (0.0)%†
United States Steel Corp.	United States	1,680	(27,518)
Multiline Retail (0.1)%
Canadian Tire Corp. Ltd., A	Canada	9,747	(920,171)
Macy's Inc.	United States	4,808	(281,797)
			(1,201,968)
Oil, Gas & Consumable Fuels (0.4)%
Aegean Marine Petroleum Network Inc.	Greece	22,953	(194,182)
Alon USA Energy Inc.	United States	32,248	(597,878)
Amyris Inc.	United States	55,866	(101,117)
Chesapeake Energy Corp.	United States	633	(4,944)
Energy Transfer Equity LP	United States	63,762	(1,788,524)
Golar LNG Ltd.	Bermuda	5,289	(205,954)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Securities Sold Short (continued)
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
Green Plains Inc.	United States	10,056	$(213,791)
Renewable Energy Group Inc.	United States	21,747	(183,110)
Ship Finance International Ltd.	Norway	10,979	(184,447)
Solazyme Inc.	United States	90,682	(240,307)
WPX Energy Inc.	United States	19,133	(139,862)
			(3,854,116)
Personal Products (0.0)%†
Avon Products Inc.	United States	29,839	(154,864)
Pharmaceuticals (0.3)%
Allergan PLC	United States	3,517	(1,068,253)
ANI Pharmaceuticals Inc.	United States	4,345	(211,906)
Depomed Inc.	United States	3,473	(93,528)
The Medicines Co.	United States	15,860	(650,260)
Merck & Co. Inc.	United States	2,356	(126,871)
Theravance Inc.	United States	24,975	(347,402)
			(2,498,220)
Professional Services (0.0)%†
51job Inc., ADR	China	4,885	(130,967)
Real Estate Investment Trusts (REITs) (0.2)%
American Residential Properties Inc.	United States	10,479	(177,619)
Apollo Commercial Real Estate Finance Inc.	United States	9,601	(157,168)
Care Capital Properties Inc.	United States	1	(16)
Colony Financial Inc.	United States	5,700	(123,747)
CorEnergy Infrastructure Trust Inc.	United States	4,787	(24,557)
Gramercy Property Trust Inc.	United States	18,548	(410,096)
Health Care REIT Inc.	United States	1,760	(111,496)
National Health Investors Inc.	United States	2,213	(121,936)
Ramco-Gershenson Properties Trust	United States	18,659	(289,215)
Redwood Trust Inc.	United States	2,126	(31,018)
Spirit Realty Capital Inc.	United States	18,544	(178,023)
Starwood Property Trust Inc.	United States	6,847	(145,704)
Starwood Waypoint Residential Trust	United States	4,405	(106,117)
			(1,876,712)
Real Estate Management & Development (0.0)%†
Forest City Enterprises Inc., A	United States	4,485	(96,562)
Semiconductors & Semiconductor Equipment (0.5)%
Avago Technologies Ltd.	Singapore	11,330	(1,427,240)
Intel Corp.	United States	13,078	(373,246)
Micron Technology Inc.	United States	10,738	(176,211)
NVIDIA Corp.	United States	29,442	(661,856)
NXP Semiconductors NV	Netherlands	6,536	(553,272)
Photronics Inc.	United States	48,240	(439,466)
SunEdison Inc.	United States	42,879	(445,942)
Xilinx Inc.	United States	15,541	(651,013)
			(4,728,246)
Software (0.7)%
BroadSoft Inc.	United States	4,620	(145,807)
Electronic Arts Inc.	United States	46,723	(3,090,726)
FireEye Inc.	United States	6,478	(244,739)
Interactive Intelligence Group Inc.	United States	4,870	(170,499)
NetSuite Inc.	United States	2,496	(221,770)
Proofpoint Inc.	United States	14,767	(831,973)
Rovi Corp.	United States	913	(10,107)
Take-Two Interactive Software Inc.	United States	52,847	(1,539,433)
TiVo Inc.	United States	6,733	(61,270)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Securities Sold Short (continued)
Common Stocks (continued)
Software (continued)
Workday Inc., A	United States	3,741	$(262,843)
			(6,579,167)
Specialty Retail (0.1)%
Hennes & Mauritz AB, B	Sweden	11,191	(430,667)
Office Depot Inc.	United States	44,509	(352,956)
			(783,623)
Technology Hardware, Storage & Peripherals (0.1)%
Avid Technology Inc.	United States	8,091	(67,236)
Electronics For Imaging Inc.	United States	7,929	(347,052)
EMC Corp.	United States	6,928	(172,299)
SanDisk Corp.	United States	8,132	(443,682)
Violin Memory Inc.	United States	81,637	(144,498)
			(1,174,767)
Textiles, Apparel & Luxury Goods (0.2)%
Adidas AG	Germany	11,572	(866,391)
Ralph Lauren Corp.	United States	5,118	(569,070)
			(1,435,461)
Thrifts & Mortgage Finance (0.1)%
MGIC Investment Corp.	United States	49,312	(520,735)
Tobacco (0.1)%
Universal Corp.	United States	14,938	(735,099)
Vector Group Ltd.	United States	16,719	(398,414)
			(1,133,513)
Trading Companies & Distributors (0.0)%†
Kaman Corp.	United States	8,825	(342,675)
Wireless Telecommunication Services (0.0)%†
T-Mobile US Inc.	United States	140	(5,545)
Total Common Stocks (Proceeds $73,069,740)			(70,685,582)
Exchange Traded Funds (12.1)%
Consumer Discretionary Select Sector SPDR Fund	United States	3,004	(225,240)
Consumer Staples Select Sector SPDR Fund	United States	88,874	(4,204,629)
Health Care Select Sector SPDR Fund	United States	239,816	(16,904,630)
Industrial Select Sector SPDR Fund	United States	5,653	(289,942)
iShares 20+ Year Treasury Bond Fund	United States	7,892	(958,247)
iShares China Large-Cap Fund	China	21,934	(787,650)
iShares Core S&P Small-Cap ETF	United States	29,475	(3,266,714)
iShares Global Utilities ETF	United States	15,235	(672,321)
iShares MSCI Brazil Capped ETF	Brazil	12,185	(303,163)
iShares MSCI Emerging Markets ETF	United States	37,678	(1,275,023)
iShares MSCI Japan ETF	Japan	51,294	(621,683)
iShares MSCI Taiwan ETF	Taiwan	77,895	(1,040,677)
iShares Nasdaq Biotechnology ETF	United States	38,324	(13,106,425)
iShares North American Tech ETF	United States	10,380	(1,056,995)
iShares North American Tech-Software ETF	United States	19,445	(1,850,581)
iShares Russell 2000 ETF	United States	20,865	(2,403,648)
iShares Russell 2000 Growth ETF	United States	22,380	(3,204,592)
iShares Russell Mid-Cap Growth ETF	United States	8,555	(790,653)
iShares S&P Small-Cap 600 Growth ETF	United States	7,555	(941,051)
iShares U.S. Consumer Goods ETF	United States	9,060	(933,542)
iShares U.S. Technology ETF	United States	9,725	(978,724)
PowerShares Dynamic Retail Portfolio	United States	42,800	(1,616,984)
PureFunds ISE Cyber Security ETF	United States	58,940	(1,598,453)
SPDR S&P 500 ETF Trust	United States	268,970	(53,167,300)
SPDR S&P Retail ETF	United States	5,887	(550,729)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Securities Sold Short (continued)
Exchange Traded Funds (continued)
SPDR S&P Transportation ETF	United States	18,345	$(1,690,308)
Utilities Select Sector SPDR Fund	United States	16,694	(708,827)
Vanguard Consumer Staples ETF	United States	10,765	(1,331,630)
Vanguard Small-Cap Growth ETF	United States	5,720	(717,746)
Total Exchange Traded Funds (Proceeds $122,058,150)			(117,198,107)
		Principal Amount*
Convertible Bonds and Notes (0.1)%
Internet Software & Services (0.1)%
[f]LinkedIn Corp., senior note, 144A, 0.50%, 11/01/19	United States	270,000	(262,070)
Yahoo! Inc., senior note, zero cpn., 12/01/18	United States	156,000	(160,583)
			(422,653)
IT Services (0.0)%†
[f]Euronet Worldwide Inc., senior bond, 144A, 1.50%, 10/01/44	United States	230,000	(263,781)
Oil, Gas & Consumable Fuels (0.0)%†
Cobalt International Energy Inc., 2.625%, 12/01/19	United States	170,000	(122,400)
Total Convertible Bonds and Notes (Proceeds $790,156)			(808,834)
Corporate Notes (1.5)%
Commercial Services & Supplies (0.3)%
[f]Harland Clarke Holdings Corp., senior note, 144A, 9.25%, 3/01/21	United States	3,251,000	(2,718,649)
Diversified Financial Services (0.1)%
[f]American Achievement Corp., senior note, 144A, 10.875%, 4/15/16	United States	1,190,000	(1,181,819)
Electronic Equipment, Instruments & Components (0.1)%
[f]Italics Merger Sub Inc., senior note, 144A, 7.125%, 7/15/23	United States	704,000	(682,732)
Health Care Equipment & Supplies (0.1)%
[f]Alere Inc., senior note, 144A, 6.375%, 7/01/23	United States	875,000	(899,062)
Hotels, Restaurants & Leisure (0.1)%
Caesars Entertainment Resort Properties LLC / Caesars Entertainment
Resort Properties, senior note, 8.00%, 10/01/20	United States	187,000	(185,597)
[f]LTF Merger Sub Inc., senior note, 144A, 8.50%, 6/15/23	United States	961,000	(941,780)
			(1,127,377)
Media (0.1)%
[f]Altice SA, senior note, 144A, 7.625%, 2/15/25	Luxembourg	200,000	(190,500)
[f]Sinclair Television Group Inc., senior note, 144A, 5.625%, 8/01/24	United States	1,317,000	(1,257,735)
			(1,448,235)
Metals & Mining (0.3)%
[f]FMG Resources August 2006 Pty Ltd., senior note, 144A, 9.75%,
3/01/22	Australia	2,952,000	(2,704,770)
Oil, Gas & Consumable Fuels (0.4)%
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	175,000	(147,875)
Noble Energy Inc., senior note,
4.15%, 12/15/21	United States	458,000	(455,928)
3.90%, 11/15/24	United States	864,000	(816,890)
Oasis Petroleum Inc., senior note, 6.875%, 3/15/22	United States	3,407,000	(2,844,845)
			(4,265,538)
Total Corporate Notes (Proceeds $15,382,019)			(15,028,182)
U.S. Government and Agency Securities (0.3)%
U.S. Treasury Notes,
1.50%, 5/31/20	United States	816,000	(815,474)
1.625%, 7/31/20	United States	241,000	(241,835)
2.125%, 5/15/25	United States	1,521,000	(1,507,621)
Total U.S. Government & Agency Securities (Proceeds $2,545,835)			(2,564,930)
Total Securities Sold Short (Proceeds $213,845,900)			(206,285,635)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
aA portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward contracts, open futures contracts and open written options contracts. At August 31, 2015, the aggregate value of these securities and/or cash pledged amounted to $352,151,412, representing 36.37% of net assets.
bNon-income producing.
cContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
dSecurity has been deemed illiquid because it may not be able to be sold within seven days.
eA portion or all of the security is held in connection with written option contracts open at period end.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2015, the net value of these securities was $89,584,986, representing 9.25% of net assets.
gSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of
Trustees. At August 31, 2015, the aggregate value of these securities was $27,748,357, representing 2.87% of net assets.
hThe coupon rate shown represents the rate at period end.
iDefaulted security or security for which income has been deemed uncollectible.
jPerpetual security with no stated maturity date.
kA portion or all of the security purchased on a delayed delivery basis.
lIncome may be received in additional securities and/or cash.
mSee Note 5 regarding unfunded loan commitments.
nThe security is traded on a discount basis with no stated coupon rate.
oA portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.
pThe rate shown is the annualized seven-day yield at period end.
qInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At
August 31, 2015, all repurchase agreements had been entered into on that date.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited)(continued)

At August 31, 2015, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Commodity Contracts[a]
Aluminum	Long	86	$3,430,325	9/14/15	$85,632	$—
Aluminum	Short	86	3,430,325	9/14/15	283,569	—
Aluminum	Short	85	3,425,500	12/14/15	—	(91,068)
Brent Crude Oil	Short	22	1,191,300	9/15/15	—	(135,694)
Brent Crude Oil	Short	8	439,920	10/15/15	—	(57,512)
Cocoa	Long	50	1,611,987	12/14/15	11,742	—
Coffee	Short	62	2,889,975	12/18/15	69,451	—
Copper	Long	61	7,849,175	9/14/15	—	(226,914)
Copper	Short	61	7,849,175	9/14/15	916,886	—
Copper	Short	27	3,465,112	12/14/15	—	(158,628)
Corn	Short	55	1,031,938	12/14/15	21,876	—
Cotton	Long	2	63,000	12/08/15	—	(346)
Gold 100 Oz.	Short	82	9,286,500	12/29/15	—	(68,379)
Kansas City Wheat	Short	50	1,219,375	12/14/15	145,064	—
Low Sulfur Gas Oil	Short	16	785,600	10/12/15	—	(24,099)
Natural Gas	Short	48	1,290,720	9/28/15	72,834	—
NY Harbor Ultra-Low Sulfur Diesel	Short	8	571,603	9/30/15	—	(48,410)
RBOB Gasoline	Short	19	1,196,282	9/30/15	—	(28,425)
Silver	Short	39	2,844,270	12/29/15	187,121	—
Soybean Meal	Long	29	902,770	12/14/15	—	(75,499)
Soybean Oil	Short	24	406,800	12/14/15	78,571	—
Soybeans	Short	9	399,375	11/13/15	6,351	—
Sugar	Short	44	580,026	2/29/16	5,951	—
Wheat	Short	50	1,212,500	12/14/15	55,114	—
WTI Crude Oil	Short	39	1,918,800	9/22/15	—	(269,725)
Zinc	Long	67	3,031,331	9/14/15	—	(306,287)
Zinc	Short	67	3,031,331	9/14/15	362,981	—
Zinc	Short	30	1,357,125	12/14/15	—	(25,168)
			66,712,140		2,303,143	(1,516,154)
Equity Contracts
CAC40 10 Euro [a]	Long	48	2,505,706	9/18/15	—	(146,637)
CAC40 10 Euro	Short	13	678,629	9/18/15	26,476	—
DAX Index [a]	Short	1	287,466	9/18/15	—	(13,890)
DJIA Mini E-CBOT Index [a]	Short	76	6,273,040	9/18/15	431,019	—
Euro STOXX 50 Index [a]	Long	25	917,073	9/18/15	—	(69,345)
FTSE 100 Index [a]	Short	83	7,918,165	9/18/15	321,453	—
Hang Seng Index [a]	Short	11	1,523,242	9/29/15	—	(8,381)
Nasdaq 100 E-Mini Index [a]	Long	53	4,528,055	9/18/15	—	(208,833)
Nikkei 225 Index [a]	Long	43	6,682,229	9/10/15	—	(727,547)
Russell 2000 Mini Index [a]	Short	16	1,852,000	9/18/15	43,620	—
S&P 500 E-Mini Index [a]	Long	10	984,600	9/18/15	—	(51,044)
S&P 500 E-Mini Index	Short	224	22,055,040	9/18/15	1,307,634	—
TOPIX Index [a]	Long	63	7,968,862	9/10/15	—	(578,877)
			64,174,107		2,130,202	(1,804,554)
Interest Rate Contracts
3 Month Euribor [a]	Long	375	105,169,584	12/19/16	27,907	—
90 Day Eurodollar [a]	Long	1,096	270,739,400	12/19/16	444,984	—
90 Day Eurodollar	Short	56	13,833,400	12/19/16	—	(21,104)
90 Day Eurodollar	Short	56	13,748,700	12/18/17	—	(17,161)
90 Day Sterling [a]	Long	360	68,285,815	12/21/16	30,056	—
Australian 10 Yr. Bond [a]	Short	15	1,374,928	9/15/15	—	(9,053)
Canadian 10 Yr. Bond [a]	Long	19	2,042,399	12/18/15	—	(29,823)
Euro-Bund [a]	Long	30	5,153,678	9/08/15	—	(25,427)
U.S. Treasury 10 Yr. Note [a]	Long	90	11,435,625	12/21/15	—	(51,103)
U.S. Treasury Long Bond [a]	Long	58	8,968,250	12/21/15	—	(75,614)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Futures Contracts (continued)
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts (continued)
U.S. Treasury Long Bond	Short	35	$5,411,875	12/21/15	$12,873	$—
			506,163,654		515,820	(229,285)
Totals			$637,049,901		$4,949,165	$(3,549,993)
Net unrealized appreciation (depreciation)					$1,399,172

aA portion or all of the contract is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.

At August 31, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Brazilian Real	MSCO	Buy	6,193,037	1,735,230		9/02/15	$—	$(27,584)
Brazilian Real	MSCO	Sell	6,193,037	1,796,256		9/02/15	88,609	—
Brazilian Real	MLCO	Sell	275,000	78,846		9/08/15	3,233	—
Euro	BNYM	Buy	1,163,417	1,300,439		9/16/15	9,748	(4,360)
Euro	BNYM	Sell	8,021,174	9,045,232		9/16/15	67,948	(25,744)
Euro	JPHQ	Buy	3,374,936	3,746,020		9/16/15	52,706	(10,672)
Euro	DBFX	Buy	876,407	983,496		9/16/15	190	—
Euro	MLCO	Buy	546,789	607,075		9/16/15	6,645	—
Euro	MSCO	Buy	45,570	49,586		9/16/15	1,562	—
Euro	BOFA	Buy	685,000	778,731		9/16/15	—	(9,881)
Euro	MLCO	Sell	10,645,298	11,956,698		9/16/15	27,929	(19,594)
Euro	MSCO	Sell	2,380,562	2,641,383		9/16/15	1,566	(32,140)
Euro	UBSW	Sell	1,250,000	1,413,444		9/16/15	10,435	—
Euro	BZWS	Sell	120,000	130,333		9/16/15	—	(4,356)
British Pound	BNYM	Buy	121,332	189,428		9/16/15	—	(3,259)
British Pound	BNYM	Sell	201,672	314,362		9/16/15	4,921	—
Japanese Yen	BNYM	Sell	126,300,000	1,024,169		9/16/15	—	(17,893)
South African Rand	MSCO	Buy	39,695,096	3,133,060		9/16/15	—	(147,813)
South African Rand	JPHQ	Sell	39,695,096	3,139,363		9/16/15	154,117	—
Swiss Franc	BNYM	Buy	59,930	64,605		9/16/15	—	(2,576)
Swiss Franc	BNYM	Sell	4,690,057	5,021,420		9/16/15	170,508	(3,418)
Mexican Peso	MSCO	Buy	30,561,845	1,889,858		9/17/15	—	(62,944)
Mexican Peso	MSCO	Sell	30,561,845	1,887,174		9/17/15	60,260	—
Australian Dollar [b]	MSCO	Buy	8,119,000	6,047,747		9/18/15	—	(275,172)
Australian Dollar [b]	MSCO	Sell	25,962,000	19,289,196		9/18/15	830,715	(376)
Canadian Dollar [b]	MSCO	Buy	13,172,000	10,521,870		9/18/15	1,900	(512,116)
Canadian Dollar [b]	MSCO	Sell	25,276,000	19,933,644		9/18/15	743,789	(21,708)
Euro [b]	MSCO	Buy	13,266,000	14,660,796		9/18/15	239,314	(9,819)
Euro [b]	MSCO	Sell	9,974,000	11,128,811		9/18/15	39,447	(105,856)
British Pound [b]	MSCO	Buy	13,543,000	21,203,377		9/18/15	—	(423,616)
British Pound [b]	MSCO	Sell	5,702,000	8,819,401		9/18/15	70,516	—
Japanese Yen [b]	MSCO	Buy	446,756,000	3,634,419		9/18/15	53,031	(1,282)
Japanese Yen [b]	MSCO	Sell	1,616,881,000	13,146,815		9/18/15	4,506	(198,521)
Mexican Peso [b]	MSCO	Buy	21,270,000	1,327,968		9/18/15	1,434	(58,025)
Mexican Peso [b]	MSCO	Sell	98,179,000	6,271,561		9/18/15	403,819	(733)
New Zealand Dollar [b]	MSCO	Buy	1,090,000	725,870		9/18/15	—	(36,025)
New Zealand Dollar [b]	MSCO	Sell	8,327,000	5,722,457		9/18/15	452,396	—
Swiss Franc [b]	MSCO	Buy	11,099,000	11,858,664		9/18/15	4,708	(374,888)
Swiss Franc [b]	MSCO	Sell	14,531,000	15,116,501		9/18/15	114,041	(38,459)
Canadian Dollar	MLCO	Sell	1,641,921	1,252,313	EUR	9/21/15	4,346	—
Colombian Peso	CSFB	Sell	780,000,000	259,080		9/21/15	3,816	—
Euro	MLCO	Buy	1,125,000	1,252,313		9/21/15	10,488	—

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Forward Exchange Contracts (continued)
				Contract	Settlement		Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	DBFX	Sell	458,000	510,363		9/21/15	$2,510	$(6,248)
Mexican Peso	MSCO	Sell	217,125	13,072		9/21/15	97	—
Brazilian Real	MLCO	Sell	4,600,000	1,276,126		9/28/15	20,285	—
Euro	CSFB	Sell	500,000	573,031		9/28/15	11,728	—
Mexican Peso	CSFB	Sell	102,600	6,041		9/28/15	—	(87)
South African Rand	CSFB	Sell	17,000,000	1,296,049		9/28/15	20,245	—
Chilean Peso	MLCO	Buy	681,000,000	980,138		9/30/15	14	—
Colombian Peso	CSFB	Buy	3,100,000,000	976,071		9/30/15	38,294	—
Euro	BNYM	Sell	6,297,000	7,066,679		9/30/15	148	(2,714)
Euro	MLCO	Sell	1,150,000	1,293,796		9/30/15	2,764	—
Hong Kong Dollar	BNYM	Sell	11,992,000	1,547,194		9/30/15	—	(125)
Hungarian Forint	MLCO	Buy	360,400,000	1,290,276		9/30/15	—	(200)
Japanese Yen	BNYM	Sell	95,957,000	791,528		9/30/15	—	(371)
Mexican Peso	MLCO	Buy	16,500,000	978,476		9/30/15	6,911	—
Brazilian Real	MSCO	Sell	6,193,037	1,717,045		10/02/15	28,600	—
Australian Dollar	MLCO	Buy	1,365,000	1,000,059		10/06/15	59	(30,511)
Canadian Dollar	MLCO	Sell	1,321,326	1,000,059	AUD	10/06/15	—	(4,196)
Canadian Dollar	MSCO	Buy	196,037	146,908		10/30/15	2,079	—
Canadian Dollar	MSCO	Sell	548,478	413,400		10/30/15	—	(3,440)
Euro	MSCO	Buy	392,363	440,201		10/30/15	503	—
Euro	MSCO	Sell	8,043,121	9,186,392		10/30/15	152,463	(140)
British Pound	MSCO	Sell	563,766	884,793		10/30/15	19,975	—
Swedish Krona	MSCO	Buy	5,933,387	703,756		10/30/15	—	(1,878)
Swedish Krona	MSCO	Sell	2,275,049	268,198		10/30/15	—	(924)
Swiss Franc	MSCO	Sell	564,271	590,415		10/30/15	5,477	—
British Pound	CITI	Buy	831,000	1,292,788		11/06/15	—	(18,083)
Swiss Franc	CITI	Sell	1,256,282	1,292,788	GBP	11/06/15	1,825	(11,667)
Totals Forward Exchange Contracts unrealized appreciation (depreciation)							$3,952,620	$(2,509,414)
Net unrealized appreciation (depreciation)							$1,443,206

* In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
[b]A portion or all of the contract is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.

At August 31, 2015, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
					Upfront
	Periodic				Premiums
	Payment Counterparty/		Notional	Expiration	Paid	Unrealized	Unrealized
Description	Rate	Exchange	Amount[a]	Date	(Received)	Appreciation	Depreciation	Value Rating[b]
Centrally Cleared Swap Contracts
Contracts to Buy Protection
Single Name
Government of Brazil	1.00%	ICE	2,829,000	6/20/20	$179,597	$112,234	$—	$291,831
Traded Index
CDX 24 HY	5.00%	ICE	581,920	6/20/20	(38,581)	12,049	—	(26,532)
iTraxx Europe Crossover	5.00%	ICE	453,000	EUR 6/20/20	(51,877)	13,762	—	(38,115)
Contracts to Sell Protection[c]
Traded Index
									Non
CDX 24 HY	5.00%	ICE	643,500	6/20/20	31,210	—	(1,870)	29,340	Grade Investment
									Non
CDX 24 HY	5.00%	ICE	643,500	6/20/20	28,893	89	—	28,982	Grade Investment
Totals Centrally Cleared Swap Contracts					$149,242	$138,134	$(1,870)	$285,506

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Credit Default Swap Contracts (continued)
					Upfront
	Periodic				Premiums
	Payment	Counterparty/	Notional	Expiration	Paid	Unrealized	Unrealized
Description	Rate	Exchange	Amount[a]	Date	(Received)	Appreciation	Depreciation	Value Rating[b]
OTC Swaps
Contracts to Buy Protection
Single Name
Government of Turkey	1.00%	BZWS	325,000	9/20/20	$26,286	$—	$(2,968)	$23,318
Traded Index
CDX EM CDSI S23	1.00%	BOFA	630,000	6/20/20	80,319	—	(15,546)	64,773
CDX EM CDSI S23	1.00%	BOFA	175,000	6/20/20	21,190	—	(3,197)	17,993
CDX EM CDSI S23	1.00%	BZWS	500,000	6/20/20	57,835	—	(6,428)	51,407
CDX EM CDSI S23	1.00%	CITI	1,250,000	6/20/20	140,370	—	(11,851)	128,519
Contracts to Sell Protection[c]
Single Name
Government of Russia	1.00%	MSCS	1,868,856	9/20/20	(217,206)	—	(746)	(217,952	) BB+
Totals OTC Swaps Contracts					108,794	—	(40,736)	68,058
Totals Credit Default Swaps Contracts			9,899,776		$258,036	$138,134	$(42,606)	$353,564
Net unrealized appreciation (depreciation)						$95,528

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
bBased on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps.
cThe Fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

At August 31, 2015, the Fund had the following interest rate swap contracts outstanding. See Note 3.
Interest Rate Swap Contracts
		Counterparty/		Notional	Expiration	Unrealized	Unrealized
Description		Exchange	Amount *		Date	Appreciation	Depreciation
OTC Swap Contracts
Receive Floating rate 3 Month ZAR-JIBAR-SAFEX
Pay Fixed rate 7.95%		BZWS	12,500,000		ZAR 5/05/25	$19,032	$—
Net unrealized appreciation (depreciation)						$19,032
*In U.S. dollars unless otherwise indicated.

At August 31, 2015, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts
		Counter-			Expiration	Unrealized	Unrealized
Underlying Instrument	Financing Rate	Party	Notional Value*		Date	Appreciation	Depreciation
Long
Marine Harvest ASA	LIBOR + 40	DBFX	317,265	EUR	10/05/15	$—	$(12,379)
Celesio AG	EONIA + 65	MSCS	582,665	EUR	10/19/15	—	(255)
MAN SE	EONIA + 65	MSCS	2,115,999	EUR	10/19/15	—	(997)
ThyssenKrupp AG	EONIA + 65	MSCS	819,167	EUR	10/19/15	—	—
Alstom SA	EONIA + 65	MSCS	2,392,763	EUR	10/28/15	—	(970)
Bollore SA	EONIA + 65	MSCS	761,278	EUR	10/28/15	—	(142)
Nokia OYJ	EONIA + 65	MSCS	1,063,436	EUR	10/28/15	—	(391)
Telecom Italia SpA	EONIA + 65	MSCS	308,089	EUR	10/28/15	—	(136)
TNT Express NV	EONIA + 65	MSCS	200,834	EUR	10/28/15	—	(94)
Vivendi SA	EONIA + 65	MSCS	2,718,986	EUR	10/28/15	—	(1,370)
Alent PLC	SONIA + 65	MSCS	644,541	GBP	10/29/15	—	—
BG Group PLC	SONIA + 65	MSCS	1,632,734	GBP	10/29/15	16,154	—
Kingfisher PLC	SONIA + 65	MSCS	556,730	GBP	10/29/15	—	—
Quintain Estates & Development PLC	SONIA + 65	MSCS	214,768	GBP	10/29/15	—	—
Smith & Nephew PLC	SONIA + 65	MSCS	419,168	GBP	10/29/15	—	—

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Total Return Swap Contracts (continued)
		Counter-			Expiration	Unrealized	Unrealized
Underlying Instrument	Financing Rate	Party	Notional Value*		Date	Appreciation	Depreciation
Long (continued)
Telecity Group PLC	SONIA + 65	MSCS	583,393	GBP	10/29/15	$4,118	$—
Vodafone Group PLC	SONIA + 65	MSCS	142,821	GBP	10/29/15	—	—
Asics Corp.	LIBOR + 85	DBFX	53,550,000	JPY	11/17/15	13,599	—
EDION Corp.	LIBOR + 85	DBFX	56,464,750	JPY	11/17/15	—	(13,263)
Japan Airport Terminal Co Ltd.	LIBOR + 85	DBFX	146,082,059	JPY	11/17/15	—	(47,153)
Kureha Corp.	LIBOR + 85	DBFX	135,360,000	JPY	11/17/15	—	(19,275)
LIXIL Group Corp.	LIBOR + 85	DBFX	40,004,000	JPY	11/17/15	—	(6,738)
Maeda Corp.	LIBOR + 85	DBFX	251,090,625	JPY	11/17/15	49,609	—
Nagoya Railroad Co. Ltd.	LIBOR + 85	DBFX	39,702,986	JPY	11/17/15	—	(8,997)
OSG Corp.	LIBOR + 85	DBFX	185,832,002	JPY	11/17/15	—	(37,463)
SBI Holdings Inc.	LIBOR + 85	DBFX	27,075,313	JPY	11/17/15	—	(13,293)
Teijin Ltd.	LIBOR + 85	DBFX	48,459,300	JPY	11/17/15	—	(15,881)
Toray Industries Inc.	LIBOR + 85	DBFX	52,224,819	JPY	11/17/15	—	(12,221)
Yamada Denki Co. Ltd.	LIBOR + 85	DBFX	74,120,000	JPY	11/17/15	8,584	—
Asciano Ltd.	RBACR + 55	MSCS	1,737,515	AUD	12/03/15	—	(336)
Sirius Resources NL	RBACR + 55	MSCS	1,191,093	AUD	12/03/15	—	(1,729)
TPG Telecom Ltd.	RBACR - 75	MSCS	672,110	AUD	12/03/15	44,965	—
The Bank of Nagoya Ltd.	LIBOR + 85	DBFX	315,000		12/18/15	8,963	—
The Gunma Bank Ltd.	LIBOR + 85	DBFX	118,591		12/18/15	—	(7,482)
The Oita Bank Ltd.	LIBOR + 85	DBFX	1,443,000		12/18/15	—	(46,006)
The Yamagata Bank Ltd.	LIBOR + 85	DBFX	974,210		12/18/15	9,198	—
Yamaguchi Financial Group Inc.	LIBOR + 85	DBFX	6,094,053		12/18/15	—	(411,316)
AGL Resources Inc.	FEDEF + 40	MSCS	1,525,360		12/22/15	1,693	—
Eagle Rock Energy Partners LP	FEDEF + 100	MSCS	11,951		12/22/15	—	(13)
Williams Partners LP	FEDEF + 100	MSCS	570,612		12/22/15	—	(406)
Olam International Ltd.	LIBOR + 100	DBFX	516,583		1/08/16	12,668	—
APERAM SA	LIBOR + 75	DBFX	2,154,859		1/22/16	—	(105,389)
Hengan International Group Co Ltd.	LIBOR + 100	DBFX	3,170,074	HKD	2/08/16	—	(4,706)
Acciona SA	LIBOR + 75	DBFX	349,450	EUR	2/09/16	22,986	—
ACS Actividades Finance BV	LIBOR + 75	DBFX	1,589,062	EUR	2/09/16	—	(48,823)
Ascent Capital Group Inc.	LIBOR + 100	DBFX	100,874		2/09/16	—	(30,952)
Bunge Ltd.	LIBOR + 100	DBFX	73,500		2/09/16	—	(4,156)
Colony Capital Inc.	LIBOR + 100	DBFX	102,767		2/09/16	1,592	—
Green Plains Inc.	LIBOR + 100	DBFX	290,973		2/09/16	20,131	—
OCI NV	LIBOR + 75	DBFX	1,552,120	EUR	2/09/16	—	(66,823)
Salzgitter Finance BV	LIBOR + 75	DBFX	193,568	EUR	2/09/16	—	(8,129)
DP World Ltd.	LIBOR + 100	DBFX	670,514		2/10/16	—	(1,206)
Entertainment One Ltd.	LIBOR + 100	DBFX	72,120	GBP	2/12/16	—	(8,157)
Ocado Group PLC	LIBOR	DBFX	47,395	GBP	2/12/16	—	(358)
PT Jersey Ltd.	LIBOR + 75	DBFX	1,912,834	EUR	2/26/16	—	(166,075)
The Gabriel Finance LP	LIBOR + 75	DBFX	992,173	EUR	2/26/16	—	(41,505)
Lloyds Banking Group PLC	LIBOR + 40	MSCS	360,645	GBP	2/26/16	—	(34,052)
SABMiller PLC	LIBOR + 40	MSCS	1,108,358	GBP	2/26/16	—	(240,688)
Fonciere Des Regions	LIBOR + 75	DBFX	1,430,076	EUR	3/15/16	—	(42,638)
Orpar SA	LIBOR + 75	DBFX	496,358	EUR	3/15/16	—	(10,070)
Bekaert SA	LIBOR + 75	DBFX	197,987	EUR	3/17/16	—	(2,924)
J Sainsbury PLC	LIBOR + 75	DBFX	624,235	GBP	3/17/16	—	(13,681)
Nyrstar NV	LIBOR + 75	DBFX	486,176	EUR	3/17/16	—	(12,120)
Premier Oil Finance Jersey Ltd.	LIBOR + 75	DBFX	162,306		3/17/16	—	(4,889)
OSIM International Ltd.	LIBOR + 100	DBFX	239,204	SGD	3/18/16	—	(699)
Acciona SA	LIBOR + 75	DBFX	2,051,829	EUR	4/25/16	—	(87,534)
Melia Hotels International SA	LIBOR + 75	DBFX	896,033	EUR	4/25/16	—	(22,372)
TPK Holding Co. Ltd.	LIBOR + 90	DBFX	917,704		5/10/16	4,487	—
Allergan PLC	LIBOR + 75	DBFX	84,181		6/30/16	5,151	—

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Total Return Swap Contracts (continued)
		Counter-			Expiration	Unrealized	Unrealized
Underlying Instrument	Financing Rate	Party	Notional Value*		Date	Appreciation	Depreciation
Long (continued)
Amsurg Corp.	LIBOR + 75	DBFX	1,655,200		6/30/16	$—	$(109,543)
Dominion Resources Inc.	LIBOR + 75	DBFX	774,336		6/30/16	—	(44,268)
Health Care REIT Inc.	LIBOR + 75	DBFX	796,020		6/30/16	—	(40,004)
Ship Finance International Ltd.	LIBOR + 75	DBFX	1,303,536		6/30/16	—	(662)
Southwestern Energy Co.	LIBOR + 75	DBFX	1,019,805		6/30/16	—	(51,599)
T-Mobile US Inc.	LIBOR + 75	DBFX	335,843		6/30/16	—	(13,841)
WPX Energy Inc.	LIBOR + 75	DBFX	168,664		6/30/16	18,184	—
Cairn Homes PLC	LIBOR + 100	DBFX	39,744	EUR	7/04/16	4,166	—
Shine Power International Ltd.	LIBOR + 90	DBFX	1,940,915	HKD	7/12/16	—	(2,800)
Paladin Energy Ltd.	LIBOR + 75	DBFX	363,267		7/15/16	7,878	—
Aabar Investments PJSC	LIBOR + 100	DBFX	1,376,571	EUR	7/18/16	—	(43,010)
Inmarsat PLC	LIBOR + 75	DBFX	1,035,145		7/18/16	—	(18,259)
Alcatel-Lucent	LIBOR + 75	DBFX	1,941,402	EUR	7/19/16	—	(113,882)
Alstria Office REIT AG	LIBOR + 75	DBFX	2,450,518	EUR	7/19/16	—	(160,609)
Aroundtown Property Holdings PLC	LIBOR + 75	DBFX	220,808	EUR	7/19/16	1,425	—
British Land White 2015 Ltd.	LIBOR + 75	DBFX	721,822	GBP	7/19/16	—	(12,500)
Carillion Finance Jersey Ltd.	LIBOR + 75	DBFX	1,299,060	GBP	7/19/16	—	(38,550)
Deutsche Post AG	LIBOR + 75	DBFX	1,713,102	EUR	7/19/16	—	(63,396)
Deutsche Wohnen AG	LIBOR + 75	DBFX	1,041,972	EUR	7/19/16	—	(47,126)
Drillisch AG	LIBOR + 75	DBFX	3,305,894	EUR	7/19/16	—	(1,793)
Great Portland Estates Capital Jersey Ltd.	LIBOR + 75	DBFX	1,900,333	GBP	7/19/16	—	(127,058)
Haniel Finance Deutschland GmbH	LIBOR + 75	DBFX	402,687	EUR	7/19/16	—	(5,926)
Helical Bar Jersey Ltd.	LIBOR + 75	DBFX	322,934	GBP	7/19/16	—	(9,148)
KUKA AG	LIBOR + 75	DBFX	409,256	EUR	7/19/16	—	(29,327)
LEG Immobilien AG	LIBOR + 75	DBFX	569,752	EUR	7/19/16	—	(28,164)
Lotte Shopping Co. Ltd.	LIBOR + 90	DBFX	336,541		7/19/16	5,240	—
Salzgitter Finance BV	LIBOR + 75	DBFX	694,823	EUR	7/19/16	11,046	—
St Modwen Properties Securities Jersey Ltd.	LIBOR + 75	DBFX	109,836	GBP	7/19/16	—	(4,966)
Unite Jersey Issuer Ltd.	LIBOR + 75	DBFX	1,132,658	GBP	7/19/16	—	(115,911)
Golar LNG Ltd.	LIBOR + 75	DBFX	665,721		7/20/16	2,189	—
International Consolidated Airlines Group SA	LIBOR + 75	DBFX	6,175,698	EUR	7/20/16	—	(220,916)
Ship Finance International Ltd.	LIBOR + 75	DBFX	410,170		7/20/16	6,004	—
America Movil SAB de CV	LIBOR + 75	DBFX	2,493,000	EUR	7/25/16	3,518	—
Hansteen Jersey Securities Ltd.	LIBOR + 75	DBFX	2,089,474	EUR	7/29/16	—	(202,841)
PB Issuer No 3 Ltd.	LIBOR + 90	DBFX	396,983		8/16/16	—	(5,441)
Cahaya Capital Ltd.	LIBOR + 100	DBFX	548,305		8/17/16	1,268	—
Indah Capital Ltd.	LIBOR + 100	DBFX	533,166	SGD	8/17/16	11,118	—
Advanced Semiconductor Engineering Inc.	LIBOR + 100	DBFX	890,500		8/24/16	25,263	—
Euro STOXX 50	EURIB + 50	DBFX	144,497	EUR	8/29/16	—	(710)
Royal Dutch Shell PLC	LIBOR + 50	MSCS	668,404	GBP	1/18/17	—	(134,919)
Wizz Air Holdings PLC	LIBOR + 50	MSCS	194,310	GBP	1/18/17	68,660	—
Ryanair Holdings PLC	EURIB + 50	MSCS	1,126,594	EUR	4/12/17	26,377	—
Liberty Global PLC, C	EONIA + 40	MSCS	585,202		4/13/17	—	(304)
Marriott International Inc.	LIBOR + 50	MSCS	1,933,502		5/25/17	—	(24,780)
NVR Inc.	LIBOR + 50	MSCS	3,160,951		5/25/17	288,972	—
Triumph Group Inc.	LIBOR + 50	MSCS	767,731		5/25/17	—	(181,679)
Wyndham Worldwide Corp.	LIBOR + 50	MSCS	1,409,695		5/25/17	—	(141,931)
LafargeHolcim Ltd.	TOIS + 65	MSCS	492,000	CHF	7/19/17	—	(70)

Short
Marine Harvest ASA	LIBOR - 175	DBFX	608,390	EUR	9/17/15	20,744	—
Avago Technologies Ltd.	LIBOR - 35	MSCS	1,228,315		10/19/15	—	(41,393)
Charter Communications Inc., A	LIBOR - 168	MSCS	414,777		10/19/15	4,103	—
OSRAM Licht AG	EONIA - 40	MSCS	30,748	EUR	10/19/15	—	—
Fiat Chrysler Automobiles NV	EONIA - 50	MSCS	526,296	EUR	10/28/15	1,444	—
Hermes International	EONIA - 40	MSCS	30,715	EUR	10/28/15	—	—
Kone OYJ	EONIA - 88	MSCS	508,032		10/28/15	—	(477)
Telecom Italia SpA	EONIA - 50	MSCS	270,519	EUR	10/28/15	—	(122)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Total Return Swap Contracts (continued)
		Counter-			Expiration	Unrealized	Unrealized
Underlying Instrument	Financing Rate	Party	Notional Value*		Date	Appreciation	Depreciation
Short (continued)
iShares Core FTSE 100 UCITS ETF	SONIA - 62	MSCS	123,683	GBP	10/29/15	$—	$(1,582)
Royal Dutch Shell PLC	SONIA - 35	MSCS	1,248,351		10/29/15	—	(23,475)
The Sage Group PLC	SONIA - 35	MSCS	101,945	GBP	10/29/15	—	—
Asics Corp.	LIBOR	DBFX	37,851,000	JPY	11/18/15	—	(12,818)
EDION Corp.	LIBOR - 40	DBFX	24,253,761	JPY	11/18/15	8,696	—
Japan Airport Terminal Co. Ltd.	LIBOR - 40	DBFX	43,248,000	JPY	11/18/15	52,119	—
Kureha Corp.	LIBOR - 40	DBFX	73,964,000	JPY	11/18/15	31,073	—
LIXIL Group Corp.	LIBOR - 40	DBFX	11,226,600	JPY	11/18/15	5,914	—
Maeda Corp.	LIBOR - 40	DBFX	188,370,000	JPY	11/18/15	—	(11,363)
Nagoya Railroad Co. Ltd.	LIBOR - 40	DBFX	28,901,361	JPY	11/18/15	11,275	—
OSG Corp.	LIBOR - 40	DBFX	160,085,000	JPY	11/18/15	34,366	—
SBI Holdings Inc.	LIBOR - 40	DBFX	14,676,900	JPY	11/18/15	15,128	—
Teijin Ltd.	LIBOR - 40	DBFX	22,360,000	JPY	11/18/15	18,849	—
The Bank of Nagoya Ltd.	LIBOR - 100	DBFX	177,600		11/18/15	—	(6,113)
The Gunma Bank Ltd.	LIBOR - 40	DBFX	59,234		11/18/15	5,713	—
The Oita Bank Ltd.	LIBOR - 40	DBFX	831,962		11/18/15	45,252	—
The Yamagata Bank Ltd.	LIBOR - 150	DBFX	356,369		11/18/15	823	—
Toray Industries Inc.	LIBOR - 40	DBFX	39,262,825	JPY	11/18/15	14,338	—
Yamada Denki Co Ltd.	LIBOR	DBFX	19,663,600	JPY	11/18/15	—	(5,754)
Yamaguchi Financial Group Inc.	LIBOR - 40	DBFX	4,565,657		11/18/15	413,664	—
Independence Group NL	RBACR - 165	MSCS	958,276	AUD	12/03/15	372	—
TPG Telecom Ltd.	RBACR - 107	MSCS	735,303	AUD	12/03/15	195	—
Carillion PLC	LIBOR - 40	DBFX	462,502	GBP	1/11/16	24,134	—
Great Portland Estates PLC	LIBOR - 40	DBFX	1,237,065	GBP	1/11/16	95,802	—
J Sainsbury PLC	LIBOR - 50	DBFX	152,040	GBP	1/11/16	9,852	—
ST Modwen Properties PLC	LIBOR - 40	DBFX	21,869	GBP	1/11/16	2,753	—
The British Land Co. PLC	LIBOR - 40	DBFX	66,494	GBP	1/11/16	6,636	—
The UNITE Group PLC	LIBOR - 40	DBFX	798,288	GBP	1/11/16	86,857	—
APERAM SA	LIBOR - 40	DBFX	1,769,485		1/22/16	132,572	—
Acciona SA	LIBOR - 175	DBFX	238,213	EUR	2/09/16	11,518	—
H8 Basket	FEDEF - 40	MSCS	521,116		2/10/16	93	—
Bekaert SA	LIBOR - 40	DBFX	36,538	EUR	3/17/16	1,803	—
Nyrstar NV	LIBOR - 40	DBFX	189,582	EUR	3/17/16	9,396	—
UniCredit SpA	LIBOR - 40	DBFX	259,909	EUR	3/17/16	18,673	—
Allergan PLC	FEDEF - 35	DBFX	59,960		6/30/16	—	(4,739)
Amsurg Corp.	FEDEF - 35	DBFX	1,456,185		6/30/16	107,743	—
Dominion Resources Inc.	FEDEF - 35	DBFX	596,168		6/30/16	44,003	—
Health Care REIT Inc.	FEDEF - 35	DBFX	470,817		6/30/16	40,698	—
Ship Finance International Ltd.	FEDEF - 35	DBFX	711,601		6/30/16	—	(19,635)
Southwestern Energy Co.	FEDEF - 35	DBFX	684,436		6/30/16	49,954	—
T-Mobile US Inc.	FEDEF - 35	DBFX	283,080		6/30/16	16,089	—
WPX Energy Inc.	FEDEF - 35	DBFX	117,369		6/30/16	—	(17,380)
Inmarsat PLC	LIBOR - 40	DBFX	255,506		7/18/16	7,559	—
Alcatel-Lucent	LIBOR - 40	DBFX	1,681,641	EUR	7/19/16	117,821	—
Alstria Office REIT AG	LIBOR - 40	DBFX	1,842,870	EUR	7/19/16	154,437	—
Aurubis AG	LIBOR - 40	DBFX	474,900	EUR	7/19/16	—	(14,655)
Deutsche Post AG	LIBOR - 35	DBFX	1,147,900	EUR	7/19/16	80,634	—
Deutsche Wohnen AG	LIBOR - 40	DBFX	694,101	EUR	7/19/16	44,201	—
Drillisch AG	LIBOR - 40	DBFX	2,840,715	EUR	7/19/16	—	(11,417)
Evonik Industries AG	LIBOR - 40	DBFX	258,535	EUR	7/19/16	19,920	—
Fonciere Des Regions	LIBOR - 40	DBFX	634,725	EUR	7/19/16	54,920	—
Hansteen Holdings PLC	LIBOR - 100	DBFX	1,711,507	EUR	7/19/16	189,205	—
Hengan International Group Co. Ltd.	LIBOR - 47	DBFX	248,550	HKD	7/19/16	2,630	—
Interna Consolida Airline GRP SA	LIBOR - 40	DBFX	5,559,421	EUR	7/19/16	211,411	—
KUKA AG	LIBOR - 150	DBFX	376,500	EUR	7/19/16	26,474	—
LEG Immobilien AG	LIBOR - 40	DBFX	253,855	EUR	7/19/16	18,987	—
METRO AG	LIBOR - 40	DBFX	42,581	EUR	7/19/16	48	—
Pacific Basin Shipping Ltd.	LIBOR - 150	DBFX	411,800	HKD	7/19/16	8,588	—

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

Total Return Swap Contracts (continued)
		Counter-			Expiration	Unrealized	Unrealized
Underlying Instrument	Financing Rate	Party	Notional Value*		Date	Appreciation	Depreciation
Short (continued)
Playtech Ltd.	LIBOR - 40	DBFX	1,325,581	EUR	7/19/16	$138,287	$—
Salzgitter AG	LIBOR - 40	DBFX	66,887	EUR	7/19/16	9,373	—
Acciona SA	LIBOR - 175	DBFX	1,265,382	EUR	7/20/16	95,126	—
Iberdrola SA	LIBOR - 40	DBFX	806,059	EUR	7/20/16	33,314	—
Koninklijke KPN NV	LIBOR - 40	DBFX	452,510	EUR	7/20/16	4,205	—
Melia Hotels International SA	LIBOR - 225	DBFX	722,072	EUR	7/20/16	16,504	—
OCI NV	LIBOR - 40	DBFX	622,541	EUR	7/20/16	61,000	—
Advanced Semiconductor Engineering Inc.	LIBOR - 200	DBFX	433,852		8/24/16	—	(28,972)
IHH Healthcare Bhd	LIBOR - 250	DBFX	265,989	SGD	8/25/16	—	(9,460)
America Movil SAB de CV	MXNIB - 104	MSCS	4,008,971	MXN	11/17/16	36	—
Equinix Inc.	SONIA - 35	MSCS	326,962		1/18/17	—	(4,832)
Airbus Group SE	EONIA - 40	MSCS	268,977	EUR	8/23/17	967	—
Sandvik AB	STIBO - 50	MSCS	280,083	SEK	8/23/17	—	(6)
Totals OTC Swap Contracts						$3,343,497	$(3,826,378)
Net unrealized appreciation (depreciation)							$(482,881)

* In U.S. dollars unless otherwise indicated.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited)(continued)

ABBREVIATIONS

Counterparty/Exchange

BNYM	-	The Bank of New York Mellon
BOFA	-	Bank of America Corp
BZWS	-	Barclays Bank PLC
CITI	- Citigroup, Inc.
CSFB	-	Credit Suisse First Boston
DBFX	-	Deutsche Bank AG
HSBC	-	HSBC Bank USA, N.A.
ICE	-	Intercontinental Exchange, Inc.
JPHQ	-	JP Morgan Chase & Co.
MLCO	-	Merrill Lynch & Co., Inc.
MSCO	-	Morgan Stanley & Co., Inc.
MSCS	-	Morgan Stanley Capital Services
UBSW	- UBS AG

Currency

AUD	- Australian Dollar
BRL	- Brazilian Real
CHF	- Swiss Franc
CNY	- Chinese Yuan
COP	- Colombian Peso
EUR	- Euro
GBP	- British Pound
HKD	-	Hong Kong Dollar
JPY	- Japanese Yen
KRW	-	South Korean Won
MXN	- Mexican Peso
SEK	- Swedish Krona
SGD	- Singapore Dollar
TWD	- Taiwan dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Selected Portfolio

ABS	-	Asset Backed Security
ADR	-	American Depositary Receipt
ARM	-	Adjustable Rate Mortgage
CMO	-	Collateralized Mortgage Obligation
ETF	-	Exchange Traded Fund
FDIC	-	Federal Deposit Insurance Corporation
FRN	-	Floating Rate Note
FTSE	-	Financial Times Stock Exchange
PIK	- Payment In-Kind
REIT	-	Real Estate Investment Trust
SPDR	-	S&P Depositary Receipt

Franklin Alternative Strategies Funds

Notes to Consolidated Statement of Investments (unaudited)

Franklin K2 Alternative Strategies Fund

1. ORGANIZATION

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of two separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles. Franklin K2 Alternative Strategies Fund (Fund) is included in this report.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivatives trade in the OTC market. The Fund's pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund's portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund's investment objectives.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate and equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swap) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to equity price and credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price, interest rate and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

4. INCOME TAXES

At August 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$814,181,674

Unrealized appreciation	$23,246,500
Unrealized depreciation	(23,947,842)
Net unrealized appreciation (depreciation)	$(701,342)

5. UNFUNDED LOAN COMMITMENTS

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Consolidated Statement of Investments.

At August 31, 2015, unfunded commitments were as follows:

Unfunded
Borrower	Commitment
Endo Pharma, Term Loan B, 3.00%, 6/24/22	$66,585
Staples Inc., Term Loan B, 2.75%, 4/23/21	20,191
Universal Services, Delayed Draw Term Loan, 4.75%, 7/28/22	7,617
$94,393

6. INVESTMENTS IN K2 HOLDINGS INVESTMENT CORP. (K2 SUBSIDIARY)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At August 31, 2015, the K2 Subsidiary's investments, as well as any other assets and liabilities of the K2 Subsidiary, are reflected in the Fund's Consolidated Statement of Investments. At August 31, 2015, the net assets of the K2 Subsidiary were $65,303,453, representing 6.75% of the Fund's consolidated net assets. The Fund's investment in the K2 Subsidiary is limited to 25% of consolidated assets.

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of August 31, 2015, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2		Level 3		Total
Assets:
Investments in Securities:
Common Stocks and Other Equity Interests[a]	$397,664,384	$—	$		—[b]	$397,664,384
Convertible Preferred Stocks	2,643,466	3,181,035			—	5,824,501
Preferred Stocks	3,505,181	205,264			—	3,710,445
Convertible Bonds	—	78,804,203			—	78,804,203
Convertible Bonds in Reorganization	—	58,450			—	58,450
Corporate Bonds and Notes	—	148,696,010			—	148,696,010
Corporate Bonds and Notes in Reorganization	—	3,266,983			—	3,266,983
Senior Floating Rate Interests	—	5,811,367			—	5,811,367
Foreign Government and Agency Securities	—	26,956,393			—	26,956,393
Foreign Government and Agency Securities in Reorganization	—	5,310,165			—	5,310,165
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	14,404,568			—	14,404,568
Options Purchased	3,434,991	237,884			—	3,672,875
Short Term Investments	75,533,763	43,766,225			—	119,299,988
Total Investments in Securities	$482,781,785	$330,698,547			$—	$813,480,332
Other Financial Instruments
Futures Contracts	$4,949,165	$—			$—	$4,949,165
Forward Exchange Contracts	—	3,952,620			—	3,952,620
Swaps Contracts	—	3,500,663			—	3,500,663
Unfunded Loan Commitments	—	318			—	318
Total Other Financial Instruments	$4,949,165	$7,453,601			$—	$12,402,766

Liabilities:
Other Financial Instruments
Options Written	$642,588	$84,705	$—	$727,293
Securities Sold Short[a]	187,883,689	18,401,946	—	206,285,635
Futures Contracts	3,549,993	—	—	3,549,993
Forward Exchange Contracts	—	2,509,414	—	2,509,414
Swaps Contracts	—	3,868,984	—	3,868,984
Total Other Financial Instruments	$192,076,270	$24,865,049	$—	$216,941,319
[a]For detailed categories, see the accompanying Consolidated Statement of Investments.
[b]Includes securities determined to have no value at August 31, 2015.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

8. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for certain transactions accounted for as a sale for interim and annual reporting periods beginning after December 15, 2014, and transactions accounted for as secured borrowings for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Consolidated Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited)

Franklin Pelagos Commodities Strategy Fund	Principal Amount	Value
U.S. Government and Agency Securities 41.6%
FFCB, 0.89%, 10/23/17	$18,000,000	$17,963,496
U.S. Treasury Note, 0.25%, 2/29/16	11,000,000	10,994,176
Total U.S. Government and Agency Securities (Cost $28,996,937)		28,957,672
	Number of Contracts
Options Purchased (Cost $41,230) 0.1%
Calls - Exchange-Traded
[a]Gold 100 Oz. Future, November Strike Price $1,300, Expires 11/24/15	200	70,000

Total Investments before Short Term Investments (Cost $29,038,167)		29,027,672
	Principal Amount
Short Term Investments 54.5%
U.S. Government and Agency Securities 53.7%
[a]FFCB, 9/01/15	$100,000	100,000
[b]U.S. Treasury Bill,
2/04/16	7,000,000	6,995,352
[a,c]3/03/16	7,000,000	6,990,725
[a,c]6/23/16	7,150,000	7,132,067
7/21/16	16,300,000	16,250,041
Total U.S. Government and Agency Securities (Cost $37,475,454)		37,468,185
Total Investments before Money Market Funds (Cost $66,513,621)		66,495,857
	Shares
Money Market Funds (Cost $552,002) 0.8%
[d,e]Institutional Fiduciary Trust Money Market Portfolio	552,002	552,002
Total Investments (Cost $67,065,623) 96.2%		67,047,859
[f]Other Assets, less Liabilities 3.8%		2,616,017
Net Assets 100.0%		$69,663,876

a A portion or all of the security is owned by FPC Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 5.
b The security is traded on a discount basis with no stated coupon rate.
c A portion or all of the security has been segregated as collateral for open swap and futures contracts. At August 31, 2015, the aggregate value of these securities and/or cash pledged amounted to $3,019,557, representing 4.33% of net assets.
d Non-income producing.
e Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
f Includes unrealized appreciation/depreciation on open commodity futures and swap contracts, as well as other assets and liabilities.

At August 31, 2015, the Fund had the following futures contracts outstanding. See Note 3.
Futures Contracts[a]
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Commodity Contracts
Natural Gas	Long	53	$1,463,330	10/28/15	$-	$(7,267)
WTI Crude Oil	Long	159	7,938,870	10/20/15	1,208,099	-
Totals			$9,402,200		$1,208,099	$(7,267)
Net unrealized appreciation (depreciation)					$1,200,832

Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statement of Investments.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2015 (unaudited) (continued)

At August 31, 2015, the Fund had the following commodity-linked total return swap contracts outstanding. See Note 3.

Commodity-Linked Total Return Swap Contractsa

	Pays Fixed		Notional	Expiration	Unrealized	Unrealized
Underlying Instrument	Rate	Counterparty	Value	Date	Appreciation	Depreciation
OTC Swap Contracts
Long
Bloomberg Commodity Index	0.15%	MSCS	$19,054,734	9/03/15	$654,734	$-
FP Custom Master Index[b]	0.22%	MSCS	40,551,913	9/03/15	-	(648,087)
Total OTC Swap Contracts					$654,734	$(648,087)
Net unrealized appreciation (depreciation)					$6,647

aA portion or all of the contract is owned by FPC Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 5.
bRepresents a custom index comprised of a basket of underlying instruments. Additional information regarding the custom basket's underlying instruments and their respective values and fees are as follows:

	Notional	Unrealized	Unrealized
Underlying Instruments	Value[c]	Appreciation	Depreciation
Bloomberg Commodity Coffee Subindex	$851,590	$-	$(24,712)
Bloomberg Commodity Copper Subindex	3,568,568	-	(71,510)
Bloomberg Commodity Cotton Subindex	851,590	-	(7,651)
Bloomberg Commodity Gold Subindex	8,191,486	333,262	-
Bloomberg Commodity Heating Oil Subindex	4,541,815	240,559	-
Bloomberg Commodity Kansas Wheat Subindex	527,175	-	(25,646)
Bloomberg Commodity Live Cattle Subindex	2,473,667	-	(56,244)
Bloomberg Commodity Natural Gas Subindex	2,960,290	-	(138,054)
Bloomberg Commodity Nickel Subindex	851,590	-	(76,689)
Bloomberg Commodity Silver Subindex	2,068,148	-	(23,073)
Bloomberg Commodity Soybean Meal Subindex	4,460,710	-	(223,712)
Bloomberg Commodity Soybeans Subindex	6,447,754	-	(432,203)
Bloomberg Commodity Wheat Subindex	1,540,973	-	(51,484)
Bloomberg Commodity Zinc Subindex	1,216,557	-	(90,930)
Total custom index	$40,551,913	$573,821	$(1,221,908)
Net unrealized appreciation (depreciation)			$(648,087)

cNotional value represents the fair value of each underlying instrument (including the financing rate fee which is calculated based on the custom swap contract's original notional value of $41,200,000, allocated to each underlying instrument on a pro-rata basis).

ABBREVIATIONS
Counterparty
MSCS	-	Morgan Stanley Capital Services, LLC
Selected Portfolio
FFCB	-	Federal Farm Credit Bank

Franklin Alternative Strategies Funds

Notes to Consolidated Statement of Investments (unaudited)

Franklin Pelagos Commodities Strategy Fund

1. ORGANIZATION

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of two separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles. Franklin Pelagos Commodities Strategy Fund (Fund) is included in this report.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund's investment objectives.

The Fund entered into exchange traded futures contracts primarily to gain exposure to commodity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

The Fund entered into OTC commodity-linked total return swap contracts primarily to gain exposure to commodity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

The Fund purchased or wrote exchange traded option contracts primarily to manage and/or gain exposure to commodity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

4. INCOME TAXES

At August 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$67,056,655

Unrealized appreciation	$38,084
Unrealized depreciation	(46,880)
Net unrealized appreciation (depreciation)	$(8,796)

5. INVESTMENTS IN FPC HOLDINGS CORP. (FP SUBSIDIARY)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the FP Subsidiary. The FP Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At August 31, 2015, the FP Subsidiary’s investments as well as any other assets and liabilities of the FP Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At August 31, 2015, the net assets of the FP Subsidiary were $16,833,724, representing 24.16% of the Fund's consolidated net assets. The Fund’s investment in the FP Subsidiary is limited to 25% of consolidated assets.

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of August 31, 2015, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total

Assets:
Investments in Securities:
U.S. Government and Agency Securities	$-	$28,957,672	$	- $	28,957,672
Options Purchased	70,000	-		-	70,000
Short Term Investments	37,920,187	100,000		-	38,020,187
Total Investments in Securities	$37,990,187	$29,057,672	$	- $	67,047,859

Other Financial Instruments
Futures Contracts	$1,208,099	$-	$	- $	1,208,099
Sw aps Contracts	-	654,734		-	654,734
Total Other Financial Instruments	$1,208,099	$654,734	$	- $	1,862,833

Liabilities:
Other Financial Instruments
Futures Contracts	$7,267	$-	$	- $	7,267
Sw aps Contracts	-	648,087		-	648,087
Total Other Financial Instruments	$7,267	$648,087	$	- $	655,354

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Consolidated Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

       Finance and Administration

Date  October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

       Finance and Administration

Date  October 26, 2015

By /s/ Robert G. Kubilis

      Robert G. Kubilis

      Chief Financial Officer and

       Chief Accounting Officer

Date  October 26, 2015